As filed with the Securities and Exchange Commission on November 26, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 – September 30, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

TRIBUTARY FUNDS

Tributary Funds®

Semi-Annual Report

September 30, 2018

Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX

Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX

Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX

Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX

Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX

Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX

Notice to Investors

Shares of Tributary Funds:

- Are Not FDIC Insured
- May Lose Value
- Have No Bank Guarantee

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds' investment adviser are not affiliated.

SEMI-ANNUAL REPORT 2018

Table of Contents

Portfolio Composition	1
Schedules of Portfolio Investments	2
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	31
Additional Fund Information	40
Investment Advisory Agreement Approval	42

SEMI-ANNUAL REPORT 2018

PORTFOLIO COMPOSITION*

September 30, 2018 (Unaudited)

Short-Intermediate Bond Fund	Percentage of Total Investments
U.S. Treasury Securities	32.8%
Corporate Bonds	28.3%
Asset Backed Securities	18.9%
Non-Agency Residential Mortgage Backed Securities	6.7%
U.S. Government Mortgage Backed Securities	6.5%
Non-Agency Commercial Mortgage Backed Securities	5.1%
Short-Term Investments	1.3%
Preferred Stocks	0.3%
Municipals	0.1%
100.0%

Income Fund	Percentage of Total Investments
Corporate Bonds	28.8%
U.S. Government Mortgage Backed Securities	27.1%
U.S. Treasury Securities	14.7%
Non-Agency Residential Mortgage Backed Securities	11.2%
Asset Backed Securities	8.3%
Non-Agency Commercial Mortgage Backed Securities	5.8%
Short-Term Investments	1.7%
Municipals	1.6%
Investment Companies	0.8%
100.0%

Nebraska Tax-Free Fund	Percentage of Total Investments
Municipals	99.6%
Short-Term Investments	0.4%
100.0%

Balanced Fund	Percentage of Total Investments
Government Securities	17.3%
Financials	13.0%
Information Technology	12.7%
Health Care	10.1%
Consumer Discretionary	8.9%
Industrials	7.7%
Communication Services	6.5%
Consumer Staples	4.8%
Energy	4.5%
Short-Term Investments	4.0%
Materials	2.2%
Asset Backed Securities	2.0%
Utilities	1.9%
Real Estate	1.4%
Non-Agency Residential Mortgage Backed Securities	1.2%
Non-Agency Commercial Mortgage Backed Securities	0.8%
Telecommunication Services	0.5%
U.S. Government Mortgage Backed Securities	0.5%
100.0%

Growth Opportunities Fund	Percentage of Total Investments
Information Technology	31.5%
Industrials	16.7%
Consumer Discretionary	15.4%
Health Care	13.5%
Financials	7.0%
Materials	4.3%
Energy	3.4%
Consumer Staples	3.3%
Real Estate	2.1%
Communication Services	1.0%
Utilities	0.5%
Short-Term Investments	1.3%
100.0%

Small Company Fund	Percentage of Total Investments
Financials	18.5%
Information Technology	18.5%
Industrials	16.0%
Health Care	13.9%
Consumer Discretionary	8.1%
Materials	5.0%
Real Estate	5.0%
Energy	4.4%
Communication Services	3.2%
Utilities	2.7%
Short-Term Investments	4.7%
100.0%

*	Portfolio composition is as of September 30, 2018 and is subject to change.

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 30.8%

Asset Backed Securities - 19.0%
$865,000	American Express Credit Account Master Trust (USD 1 Month LIBOR + 0.37%), 2.53%, 12/15/21 (a)	$866,677
1,738,766	AmeriCredit Automobile Receivables Trust, 1.53%, 07/08/21	1,730,049
1,205,000	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (b)	1,192,160
757,294	Brazos Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.85%), 3.19%, 07/25/29 (a)	763,275
1,775,000	Canadian Pacer Auto Receivables Trust, 2.05%, 03/19/21 (b)	1,762,051
1,330,000	Capital One Multi-Asset Execution Trust, 2.08%, 03/15/23	1,310,946
725,000	CCG Receivables Trust REMIC, 2.50%, 06/16/25 (b)	720,462
1,825,000	CCG Receivables Trust REMIC, 3.09%, 12/15/25 (b)	1,820,815
1,388,092	Flagstar Mortgage Trust, 4.00%, 07/25/48 (b)(c)	1,392,271
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,141,895
385,649	Goal Capital Funding Trust (USD 3 Month LIBOR + 0.70%), 3.01%, 08/25/48 (a)(b)	385,584
48,915	GreatAmerica Leasing Receivables Funding, LLC, 1.72%, 04/22/19 (b)	48,890
940,000	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.34%, 07/25/26 (a)(b)	940,208
832,621	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 3.05%, 01/26/26 (a)	832,546
1,394,373	MMAF Equipment Finance, LLC, 2.57%, 06/09/33 (b)	1,390,168
1,668,000	Panhandle-Plains Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.95%), 3.29%, 10/01/37 (a)	1,682,451
994,054	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.03%, 12/24/33 (a)(b)	985,704
251,088	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.53%), 2.86%, 12/24/33 (a)(b)	246,806

Principal Amount	Security Description	Value
$611,010	Preferred Term Securities XXIV, Ltd./ Preferred Term Securities XXIV, Inc. (USD 3 Month LIBOR + 0.30%), 2.63%, 03/22/37 (a)(b)	$562,923
1,500,000	Santander Drive Auto Receivables Trust, 2.58%, 10/15/20	1,499,280
1,125,572	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 3.34%, 10/25/21 (a)	1,130,126
1,549,443	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.99%, 07/25/22 (a)	1,581,288
1,313,142	SLM Student Loan Trust (USD 3 Month LIBOR + 1.70%), 4.04%, 07/25/23 (a)	1,347,338
1,044,265	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.84%, 04/25/23 (a)	1,066,296
879,445	Sofi Consumer Loan Program Trust, 2.14%, 09/25/26 (b)	875,161
730,629	Sofi Consumer Loan Program Trust, 2.93%, 04/26/27 (b)	729,088
1,094,302	Sofi Consumer Loan Program Trust, 2.77%, 05/25/26 (b)	1,084,298
1,389,473	Sofi Professional Loan Program Trust, 2.64%, 08/25/47 (b)	1,381,399
410,968	Sofi Professional Loan Program, LLC, 1.75%, 07/25/40 (b)	407,445
641,238	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	641,675
1,429,573	Verizon Owner Trust, 1.42%, 01/20/21 (b)	1,422,845
		32,942,120
Non-Agency Commercial Mortgage Backed Securities - 5.1%
1,896,890	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.97%, 09/10/45 (b)(c)	102,040
1,221,047	COMM Mortgage Trust Interest Only REMIC, 1.20%, 03/10/46 (c)	37,262
630,000	COMM Mortgage Trust REMIC, 3.39%, 08/10/47	628,903
1,265,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 3.09%, 11/15/36 (a)(b)	1,266,578
41,061	DBUBS Mortgage Trust Interest Only REMIC, 0.42%, 08/10/44 (b)(c)	295
4,398,450	GS Mortgage Securities Trust Interest Only REMIC, 1.51%, 08/10/44 (b)(c)	132,508
218,936	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	218,463

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$171,916	Lehman Brothers Small Balance Commercial Mortgage Trust (USD 1 Month LIBOR + 0.25%), 2.47%, 09/25/30 (a)(b)	$171,754
650,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (b)(c)	643,982
657,773	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (b)	644,034
1,312,649	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.13%, 12/15/48 (c)	45,294
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.48%, 06/15/47	999,485
46,347	WaMu Commercial Mortgage Securities Trust, 3.18%, 12/27/49 (b)(c)	46,287
378,344	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	374,298
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	1,004,787
126,500	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.97%, 02/15/44 (b)(c)	2,003
191,382	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	192,470
66,702	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	66,942
1,021,346	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.30%, 06/15/45	1,013,135
45,101	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	45,055
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,206,906
		8,842,481
Non-Agency Residential Mortgage Backed Securities - 6.7%
435,595	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 3.09%, 12/25/33 (a)(b)	429,084
996,360	Bayview Commercial Mortgage Pass-Through Trust REMIC (USD 1 Month LIBOR + 0.57%), 2.79%, 04/25/36 (a)(b)	991,207
1,096,661	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.57%, 05/28/44 (a)	1,092,690
500,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.34%, 04/28/39 (a)	498,958
42,650	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (d)	43,320

Principal Amount	Security Description	Value
$12,537	Citicorp Residential Mortgage Trust REMIC, 5.24%, 07/25/36 (d)	$12,725
163,262	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	164,321
1,158	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	1,155
931,135	Conseco Finance Corp. REMIC (USD 1 Month LIBOR + 2.75%), 4.91%, 04/15/32 (a)	925,616
10,920	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	10,581
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 2.97%, 02/25/33 (a)	160,155
362,626	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.61%, 12/25/37 (b)(d)	367,945
993,946	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(c)	981,180
622,540	Flagstar Mortgage Trust, 3.50%, 10/25/47 (b)(c)	612,308
150	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.65%), 2.87%, 03/25/34 (a)	150
714,515	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.72%, 05/25/36 (a)(b)	706,592
207,405	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.45%, 07/25/36 (a)	207,102
47,180	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	47,363
656,310	Morgan Stanley Mortgage Loan Trust (USD 1 Month LIBOR + 0.40%), 2.62%, 09/25/35 (a)	657,438
76,727	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (b)(c)	76,606
166,528	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (b)(c)	166,207
234,789	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(c)	234,267
154,040	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 3.94%, 03/25/35 (a)	155,877

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$369,426	Oakwood Mortgage Investors, Inc. REMIC (USD 1 Month LIBOR + 0.38%), 2.53%, 03/15/21 (a)(b)	$365,490
246,052	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC (USD 1 Month LIBOR + 0.98%), 3.19%, 10/25/34 (a)	246,851
2,610	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (d)	2,605
14,068	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 10.70%, 03/25/20 (a)	14,071
63,455	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	63,278
45,495	Residential Asset Mortgage Products, Inc. Trust REMIC (USD 1 Month LIBOR + 0.77%), 2.98%, 06/25/35 (a)	45,500
40,746	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	42,429
23,977	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	24,437
19,295	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (c)	19,425
12,638	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	12,439
132,386	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	133,651
664,506	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (b)(c)	660,995
560,000	Towd Point Mortgage Trust, 3.25%, 08/25/58 (b)(c)(e)	552,621
252,580	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(c)	251,748
457,571	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (b)(c)	449,049
236,813	Truman Capital Mortgage Loan Trust REMIC (USD 1 Month LIBOR + 0.43%), 2.65%, 03/25/37 (a)(b)	239,142
		11,666,578
Total Non-U.S. Government Agency Asset Backed Securities (Cost $53,570,900)		53,451,179

Corporate Bonds - 28.3%

Consumer Discretionary - 4.0%
800,000	AMC Networks, Inc., 4.75%, 12/15/22	800,000
1,649,000	CBS Corp., 3.38%, 03/01/22	1,627,165
983,000	Dollar General Corp., 3.25%, 04/15/23	959,549
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	369,312
380,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	373,160

Principal Amount	Security Description	Value
$815,000	Levi Strauss & Co., 5.00%, 05/01/25	$812,718
1,535,000	Newell Brands, Inc., 3.15%, 04/01/21	1,510,337
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	470,000
		6,922,241
Consumer Staples - 3.5%
1,740,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,717,796
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	660,018
1,011,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	982,874
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	120,919
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	429,563
475,000	PepsiCo., Inc., 1.50%, 02/22/19	472,975
1,615,000	Walmart, Inc., 3.40%, 06/26/23	1,620,403
		6,004,548
Financials - 12.6%
670,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.50%, 01/15/25	631,121
1,800,000	Bank of America Corp., 2.88%, 04/24/23 (c)	1,749,991
475,000	BB&T Corp., MTN, 3.20%, 09/03/21	472,150
375,000	CBRE Services, Inc., 5.25%, 03/15/25	389,565
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,206,593
1,680,000	Citigroup, Inc., 2.55%, 04/08/19	1,678,272
1,410,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,452,448
1,710,000	JPMorgan Chase & Co., 3.25%, 09/23/22	1,690,646
1,670,000	KeyCorp, MTN, 2.90%, 09/15/20	1,658,550
1,655,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,651,759
1,770,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,720,777
1,480,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,532,768
1,715,000	Regions Financial Corp., 3.20%, 02/08/21	1,706,954
1,090,000	The Charles Schwab Corp., 3.25%, 05/21/21	1,090,059
1,700,000	The Goldman Sachs Group, Inc. (USD 3 Month LIBOR + 1.11%), 3.44%, 04/26/22 (a)	1,720,103
1,610,000	Wells Fargo & Co., Series K (callable at 100 beginning 12/15/18), 6.10%, 03/15/49 (c)(f)	1,631,638
		21,983,394

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Health Care - 1.0%
$1,743,000	Becton Dickinson and Co., 2.68%, 12/15/19	$1,733,130
Industrials - 3.0%
1,565,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	1,618,961
1,590,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,553,693
1,665,000	Textron, Inc., 3.65%, 03/01/21	1,663,443
545,000	Union Pacific Corp., 3.20%, 06/08/21	544,631
		5,380,728
Information Technology - 2.0%
1,803,000	eBay, Inc., 2.75%, 01/30/23	1,735,440
1,737,000	QUALCOMM, Inc., 3.00%, 05/20/22	1,712,165
		3,447,605
Telecommunication Services - 1.5%
1,782,000	AT&T, Inc., 3.00%, 06/30/22	1,737,559
820,000	Verizon Communications, Inc., 5.15%, 09/15/23	877,022
		2,614,581
Utilities - 0.7%
1,135,000	PacifiCorp, 5.50%, 01/15/19	1,144,285
Total Corporate Bonds (Cost $50,003,118)		49,230,512

Government & Agency Obligations - 39.4%

GOVERNMENT SECURITIES - 33.0%
Municipals - 0.2%
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	244,610
U.S. Treasury Securities - 32.8%
11,325,000	U.S. Treasury Note, 1.25%, 01/31/19	11,284,952
10,000,000	U.S. Treasury Note, 1.13%, 03/31/20	9,760,937
22,680,000	U.S. Treasury Note, 2.00%, 02/28/21	22,227,286
14,480,000	U.S. Treasury Note, 1.63%, 11/15/22	13,747,516
		57,020,691
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 6.4%
Federal Home Loan Mortgage Corp. - 2.3%
682,452	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	132,410
447,579	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 11/15/43	69,629
283,964	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 08/15/45	51,806
34,808	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	34,994
385,687	Federal Home Loan Mortgage Corp. REMIC, 2.25%, 03/15/30	378,953

Principal Amount	Security Description	Value
$909,829	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 09/15/37	$899,740
627,316	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 04/15/37	622,494
625,223	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	624,452
533,294	Federal Whole Loan Securities Trust, 3.50%, 05/25/47	529,964
636,749	FRESB Mortgage Trust, 2.16%, 04/25/22 (c)	617,789
		3,962,231
Federal National Mortgage Association - 0.8%
485,975	Federal National Mortgage Association #AJ4087, 3.00%, 10/01/26	482,977
2,115,904	Federal National Mortgage Association Interest Only, 0.78%, 02/25/22 (c)	37,912
2,579,218	Federal National Mortgage Association Interest Only, 0.34%, 01/25/22 (c)	16,643
2,914,699	Federal National Mortgage Association Interest Only, 0.50%, 07/25/22 (c)	36,050
652,859	Federal National Mortgage Association Interest Only, 2.69%, 01/25/39 (c)	64,740
88,766	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	89,404
14,012	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	14,042
48,796	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	48,586
372,254	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	372,649
353,890	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	341,491
		1,504,494
Government National Mortgage Association - 3.3%
1,502,257	Government National Mortgage Association #511039, 6.30%, 12/15/40	1,502,761
140,587	Government National Mortgage Association #559205, 7.25%, 09/15/31	140,709
183,299	Government National Mortgage Association #559220, 7.00%, 01/15/33	183,468
125,384	Government National Mortgage Association #610022, 5.60%, 08/15/34	125,456
391,660	Government National Mortgage Association #632798, 5.13%, 11/15/34	391,910

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$1,166,557	Government National Mortgage Association #675589, 7.13%, 04/15/35	$1,229,289
535,937	Government National Mortgage Association REMIC, 3.50%, 10/16/44 (c)	536,077
1,172,918	Government National Mortgage Association REMIC, 3.25%, 11/16/52 (c)	1,141,909
438,410	Government National Mortgage Association REMIC, 2.67%, 02/16/44	436,045
42,304	Government National Mortgage Association REMIC #751404, 4.79%, 06/20/61 (c)	42,455
		5,730,079
Total Government & Agency Obligations (Cost $69,525,942)		68,462,105

Shares	Security Description	Value
Preferred Stocks - 0.3%

Financials - 0.3%
550	U.S. Bancorp, Series A (USD 3 Month LIBOR + 1.02%) (callable at 1,000 beginning 10/30/18), 3.50% (a)(f)	503,250
Total Preferred Stocks (Cost $564,328)		503,250

Short-Term Investments - 1.3%

Investment Company - 1.3%
2,282,878	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.00% (g)	2,282,878
Total Short-Term Investments (Cost $2,282,878)		2,282,878
Investments, at value - 100.1% (Cost $175,947,166)		173,929,924
Other liabilities in excess of assets - (0.1)%		(184,463)
NET ASSETS - 100.0%		$173,745,461

(a)	Floating rate security. Rate presented is as of September 30, 2018.
(b)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2018, the aggregate value of these liquid securities were $32,698,122 or 18.8% of net assets.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2018.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2018.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $552,621 or 0.3% of net assets.
(f)	Perpetual maturity security.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.
ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 25.1%

Asset Backed Securities - 8.3%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,413,303
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,458,265
1,300,000	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.34%, 07/25/26 (a)(b)	1,300,287
907,440	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.03%, 12/24/33 (a)(b)	899,818
656,608	Preferred Term Securities XXIV, Ltd./ Preferred Term Securities XXIV, Inc. (USD 3 Month LIBOR + 0.30%), 2.63%, 03/22/37 (a)(b)	604,933
1,369,744	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 3.34%, 10/25/21 (b)	1,375,286
2,095,898	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.99%, 07/25/22 (b)	2,138,974
725,744	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.84%, 04/25/23 (b)	741,055
875,000	Sofi Consumer Loan Program Trust, 3.35%, 04/26/27 (a)	873,430
751,195	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	744,328
567,029	SoFi Consumer Loan Program Trust, 2.50%, 05/26/26 (a)	560,232
1,230,000	Sofi Professional Loan Program, LLC, 2.49%, 01/25/36 (a)	1,208,826
1,315,000	SoFi Professional Loan Program, LLC, 2.34%, 04/25/33 (a)	1,275,097
840,071	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	840,643
		15,434,477
Non-Agency Commercial Mortgage Backed Securities - 5.7%
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,171,735
960,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	990,140
590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	592,582
2,879,452	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.97%, 09/10/45 (a)(c)	154,895

Principal Amount	Security Description	Value
$1,221,047	COMM Mortgage Trust Interest Only REMIC, 1.20%, 03/10/46 (c)	$37,262
1,620,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 3.09%, 11/15/36 (a)(b)	1,622,020
41,061	DBUBS Mortgage Trust Interest Only REMIC, 0.42%, 08/10/44 (a)(c)	295
6,662,232	GS Mortgage Securities Trust Interest Only REMIC, 1.51%, 08/10/44 (a)(c)	200,707
235,692	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	235,182
1,250,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	1,238,427
830,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	854,324
10,427	WaMu Commercial Mortgage Securities Trust, 3.18%, 12/27/49 (a)(c)	10,413
893,075	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 1.94%, 10/15/45 (a)(c)	52,189
721,041	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	713,330
3,057,270	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 2.05%, 11/15/45 (a)(c)	189,989
882,797	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	871,525
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,744,985
		10,680,000
Non-Agency Residential Mortgage Backed Securities - 11.1%
515,582	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 3.09%, 12/25/33 (a)(b)	507,875
597,435	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.57%, 05/28/44 (b)	595,271
811,199	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 1.88%), 4.12%, 08/28/44 (b)	808,498
560,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.34%, 04/28/39 (b)	558,833
15,025	Citicorp Residential Mortgage Trust REMIC, 5.24%, 07/25/36 (d)	15,250
1,126,905	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	1,134,216
225,979	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	253,368

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,710	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	$1,705
36,874	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	37,828
10,920	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	10,581
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 2.97%, 02/25/33 (b)	160,155
324,455	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.61%, 12/25/37 (a)(d)	329,214
742,192	CSMLT Trust, 3.00%, 10/25/30 (a)(c)	717,288
984,480	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	971,835
818,911	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	805,453
104	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.65%), 2.87%, 03/25/34 (b)	104
515,046	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.72%, 05/25/36 (a)(b)	509,335
212,343	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.45%, 07/25/36 (b)	212,033
1,147,922	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	1,137,921
888,668	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	876,721
69,035	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	69,302
679,525	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(c)	665,606
833,621	New Residential Mortgage Loan Trust, 4.00%, 12/25/57 (a)(c)	837,360
423,189	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	422,520
423,889	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	423,073
836,747	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	834,887
182,647	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 3.94%, 03/25/35 (b)	184,825

Principal Amount	Security Description	Value
$4,349	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (d)	$4,341
16,516	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 10.70%, 03/25/20 (b)	16,520
42,746	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	42,627
46,566	Residential Asset Mortgage Products, Inc. Trust REMIC (USD 1 Month LIBOR + 0.77%), 2.98%, 06/25/35 (b)	46,571
34,227	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	35,641
30,360	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	30,944
445,823	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	450,083
943,984	Seasoned Credit Risk Transfer Trust, 2.25%, 05/25/57 (d)	901,972
1,301,273	Sequoia Mortgage Trust REMIC, 3.50%, 03/25/48 (a)(c)	1,280,266
971,875	Sequoia Mortgage Trust REMIC, 3.50%, 05/25/48 (a)(c)	957,452
919,500	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(c)	903,018
1,017,408	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	1,012,033
786,619	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	784,027
590,047	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(c)	577,778
638,471	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	626,579
		20,750,909
Total Non-U.S. Government Agency Asset Backed Securities (Cost $47,383,471)		46,865,386

Corporate Bonds - 28.7%

Consumer Discretionary - 6.1%
1,010,000	AMC Networks, Inc., 4.75%, 12/15/22	1,010,000
1,190,000	CBS Corp., 4.00%, 01/15/26	1,165,792
620,000	Comcast Corp., Class A, 3.30%, 02/01/27	585,766
1,124,000	Dollar General Corp., 3.25%, 04/15/23	1,097,186
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	680,312
580,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	569,560
920,000	Levi Strauss & Co., 5.00%, 05/01/25	917,424
615,000	Newell Brands, Inc., 4.00%, 06/15/22	606,785
229,000	Newell Brands, Inc., 4.00%, 12/01/24	221,304
410,000	Newell Brands, Inc., 4.20%, 04/01/26	389,782

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,035,000	NIKE, Inc., 3.88%, 11/01/45	$996,423
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	860,000
1,197,000	The Walt Disney Co., Class E, 4.13%, 12/01/41	1,176,700
1,065,000	Whirlpool Corp., 4.70%, 06/01/22	1,098,749
		11,375,783
Consumer Staples - 2.5%
1,200,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	1,164,420
1,100,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,069,398
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	576,375
877,000	PepsiCo, Inc., 4.88%, 11/01/40	960,581
895,000	Walmart, Inc., 3.70%, 06/26/28	895,577
		4,666,351
Energy - 1.2%
764,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	735,274
305,000	ConocoPhillips Co., 4.95%, 03/15/26	329,079
1,150,000	EOG Resources, Inc., 4.15%, 01/15/26	1,175,633
		2,239,986
Financials - 11.0%
1,235,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.50%, 01/15/25	1,163,334
373,697	Altitude Investments 16, LLC, 2.49%, 03/14/26	363,027
1,197,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,215,767
1,045,000	CBRE Services, Inc., 5.25%, 03/15/25	1,085,587
1,220,000	Citigroup, Inc., 3.89%, 01/10/28 (c)	1,183,612
920,000	CME Group, Inc., 3.00%, 03/15/25	886,261
494,000	Crown Castle International Corp., 4.88%, 04/15/22	509,624
1,074,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,106,333
1,215,000	JPMorgan Chase & Co., 3.25%, 09/23/22	1,201,249
1,155,000	KeyCorp, MTN, 2.90%, 09/15/20	1,147,081
1,195,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,194,486
1,030,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	1,062,458
1,075,000	Regions Financial Corp., 3.80%, 08/14/23	1,069,180
1,090,000	The Charles Schwab Corp., 3.85%, 05/21/25	1,097,431
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,361,587
1,240,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,202,367

Principal Amount	Security Description	Value
$1,235,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (c)(e)	$1,231,913
1,280,000	Wells Fargo & Co., 3.00%, 04/22/26	1,190,530
954,000	Wells Fargo & Co., Series K (callable at 100 beginning 12/15/18), 6.10%, 03/15/49 (c)(e)	966,822
		20,238,649
Health Care - 0.4%
724,000	Becton Dickinson and Co., 3.73%, 12/15/24	708,865
Industrials - 2.4%
1,105,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,148,961
1,050,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	1,086,204
1,037,000	Raytheon Co., 4.88%, 10/15/40	1,156,279
1,098,000	Textron, Inc., 3.65%, 03/01/21	1,096,973
		4,488,417
Information Technology - 1.7%
1,223,000	eBay, Inc., 3.60%, 06/05/27	1,161,038
1,035,000	Oracle Corp., 5.38%, 07/15/40	1,182,256
1,050,000	QUALCOMM, Inc., 3.25%, 05/20/27	986,787
		3,330,081
Materials - 1.1%
1,126,000	Albemarle Corp., 5.45%, 12/01/44	1,173,654
959,000	The Mosaic Co., 5.45%, 11/15/33	977,703
		2,151,357
Real Estate - 0.4%
775,000	National Retail Properties, Inc., 4.30%, 10/15/28	771,030
Telecommunication Services - 1.3%
1,180,000	AT&T, Inc., 5.15%, 03/15/42	1,137,409
1,264,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,203,205
		2,340,614
Utilities - 0.6%
904,000	PacifiCorp, 6.25%, 10/15/37	1,138,264
Total Corporate Bonds (Cost $54,507,951)		53,449,397

Government & Agency Obligations - 43.3%

GOVERNMENT SECURITIES - 16.3%
Municipals - 1.6%
371,645	Florida Housing Finance Corp., Florida RB FHLMC, 3.00%, 01/01/36	356,578
310,000	Montana Board of Housing, Montana RB, 2.38%, 06/01/20	309,802
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	619,247

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	$422,487
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	231,655
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	249,757
240,000	University of Michigan, Michigan RB, 6.01%, 04/01/25	242,938
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	511,340
		2,943,804
Treasury Inflation Index Securities - 1.5%
1,647,922	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (f)	1,738,766
1,112,750	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	1,086,044
		2,824,810
U.S. Treasury Securities - 13.2%
1,170,000	U.S. Treasury Bond, 5.38%, 02/15/31	1,445,910
2,040,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,505,454
10,095,000	U.S. Treasury Bond, 3.63%, 08/15/43	10,827,282
1,500,000	U.S. Treasury Note, 1.25%, 01/31/19	1,494,695
1,000,000	U.S. Treasury Note, 1.13%, 03/31/20	976,094
3,980,000	U.S. Treasury Note, 1.63%, 11/15/22	3,778,668
3,700,000	U.S. Treasury Note, 2.13%, 05/15/25	3,504,305
		24,532,408
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 27.0%
Federal Home Loan Mortgage Corp. - 10.1%
484,636	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	500,946
417,951	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	432,946
955,000	Federal Home Loan Mortgage Corp., 3.46%, 11/25/32	916,501
789,806	Federal Home Loan Mortgage Corp., 4.50%, 01/01/41	824,103
2,241,165	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	2,162,660
1,207,114	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,224,834
2,039,443	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	2,073,543
40,678	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	40,922
1,679,883	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	325,933
9,110,569	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.60%, 01/25/19 (c)	16,444

Principal Amount	Security Description	Value
$237,049	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	$238,629
393,434	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	397,110
958,895	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	976,850
340,550	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	346,993
582,321	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	589,285
347,778	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	345,562
1,266,866	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,265,605
1,818,693	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	1,807,550
753,218	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	768,709
960,000	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/37	918,031
1,759,124	Seasoned Credit Risk Transfer Trust, 4.50%, 06/25/57	1,831,458
872,638	Seasoned Credit Risk Transfer Trust, 2.50%, 07/25/56 (d)	849,675
		18,854,289
Federal National Mortgage Association - 16.3%
2,238,441	Federal National Mortgage Association, 3.31%, 01/01/33	2,135,592
1,067,160	Federal National Mortgage Association, 5.80%, 12/01/33	1,072,456
222,038	Federal National Mortgage Association, 5.00%, 08/01/34	235,745
15,347	Federal National Mortgage Association, 5.50%, 08/01/37	16,385
71,737	Federal National Mortgage Association, 6.00%, 09/01/38	79,071
156,814	Federal National Mortgage Association, 4.50%, 06/01/39	163,335
348,504	Federal National Mortgage Association, 4.50%, 01/01/40	364,381
209,864	Federal National Mortgage Association, 4.50%, 12/01/40	218,428
758,619	Federal National Mortgage Association, 4.00%, 04/01/41	773,080
228,844	Federal National Mortgage Association, 4.00%, 02/01/42	233,072
1,352,606	Federal National Mortgage Association, 3.75%, 04/01/43	1,313,370
808,042	Federal National Mortgage Association, 3.00%, 07/01/43	779,925
1,110,109	Federal National Mortgage Association, 4.00%, 10/01/43	1,127,299

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,193,866	Federal National Mortgage Association, 4.50%, 08/01/44	$1,244,755
2,150,380	Federal National Mortgage Association, 4.00%, 11/01/44	2,183,706
852,666	Federal National Mortgage Association, 3.50%, 06/01/45	835,091
3,318,378	Federal National Mortgage Association, 4.00%, 04/01/46	3,356,568
1,035,752	Federal National Mortgage Association, 3.50%, 11/01/47	1,022,593
36	Federal National Mortgage Association, 4.50%, 12/01/18	37
414,346	Federal National Mortgage Association, 4.16%, 08/01/21	421,357
33,686	Federal National Mortgage Association, 7.50%, 08/01/22	34,131
37,890	Federal National Mortgage Association, 4.00%, 06/01/24	38,689
64,974	Federal National Mortgage Association, 4.00%, 10/01/24	66,332
914,897	Federal National Mortgage Association, 3.41%, 02/01/27	909,740
1,880,000	Federal National Mortgage Association, 3.53%, 03/01/28	1,843,715
1,975,000	Federal National Mortgage Association Interest Only, 3.49%, 01/01/35	1,865,139
1,653,552	Federal National Mortgage Association Interest Only, 0.78%, 02/25/22 (c)	29,628
4,210,121	Federal National Mortgage Association Interest Only, 0.50%, 07/25/22 (c)	52,073
1,014,015	Federal National Mortgage Association Interest Only, 2.69%, 01/25/39 (c)	100,553
8,087	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	8,078
97,210	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	96,792
336,580	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	336,937
525,898	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	535,163
299,872	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	318,983
749,761	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	758,328
723,866	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	698,504
1,178,578	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	1,132,105
1,449,063	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,426,617
1,496,087	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,459,506

Principal Amount	Security Description	Value
$955,000	Federal National Mortgage Association REMIC, 4.00%, 11/25/37	$969,604
		30,256,863
Government National Mortgage Association - 0.6%
984,413	Government National Mortgage Association, 3.00%, 03/20/43	956,293
84,609	Government National Mortgage Association REMIC, 4.79%, 06/20/61 (c)	84,910
		1,041,203
Small Business Administration Participation Certificates - 0.0%
69,479	SBA Small Business Investment Cos., 2.88%, 09/10/21	68,796
Total Government & Agency Obligations (Cost $82,840,314)		80,522,173

Shares	Security Description	Value
Investment Company - 0.8%

152,543	Federated Institutional High-Yield Bond Fund, Institutional Shares	1,488,815
Total Investment Company (Cost $1,401,972)		1,488,815

Short-Term Investments - 1.7%

Investment Companies - 1.7%
3,246,787	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.00% (g)	3,246,787
Total Investment Companies (Cost $3,246,787)		3,246,787
Total Short-Term Investments (Cost $3,246,787)		3,246,787
Investments, at value - 99.6% (Cost $189,380,495)		185,572,558
Other assets in excess of liabilities - 0.4%		742,988
NET ASSETS - 100.0%		$186,315,546

(a)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2018, the aggregate value of these liquid securities were $33,018,915 or 17.7% of net assets.
(b)	Floating rate security. Rate presented is as of September 30, 2018.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2018.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2018.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.
ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

INCOME FUND

GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
Government & Agency Obligations - 98.2%
GOVERNMENT SECURITIES - 98.2%
Municipals - 98.2%
Iowa - 0.3%
$125,000	Xenia Rural Water District, Iowa RB, 2.00%, 12/01/18	$124,973
100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	101,045
		226,018
Nebraska - 97.2%
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	197,518
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	172,390
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	246,600
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	97,671
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	493,500
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	209,619
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	213,921
630,000	City of Columbus NE Sales Tax Revenue, Nebraska RB, 5.00%, 09/15/23	703,867
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	347,460
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	72,938
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,479
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,498
375,000	City of La Vista NE, Nebraska COP, 3.00%, 12/15/25	378,630
195,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	194,516
235,000	City of La Vista NE, Nebraska GO, 3.00%, 09/01/27	236,495
650,000	City of Lincoln NE, Nebraska GO, 3.00%, 05/15/20	660,400

Principal Amount	Security Description	Value
$515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	$516,962
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	733,313
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	500,611
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	509,230
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	252,895
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	120,578
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	60,635
58,000	City of Ogallala NE, Nebraska COP, 1.15%, 10/15/19	57,368
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	602,514
200,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	200,378
400,000	City of Omaha NE, Nebraska GO, 5.75%, 10/15/28	400,580
500,000	City of Omaha NE, Nebraska GO, 6.50%, 12/01/30	665,315
200,000	City of Omaha NE, Nebraska GO, 5.00%, 05/01/33	225,248
500,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/20	515,125
470,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/22	499,779
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	207,822
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	226,740
350,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/26	354,693
285,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/27	287,582
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,051
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,247
275,000	County of Buffalo NE, Nebraska GO, 4.00%, 12/15/31	287,845
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	582,934
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,018

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$250,000	County of Sarpy NE, Nebraska COP, 2.80%, 12/15/20	$253,013
150,000	Douglas County Hospital Authority No. 1, Nebraska RB, AMBAC, 5.25%, 09/01/21	158,231
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	517,660
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,037,900
100,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.75%, 11/01/48	100,318
220,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.00%, 05/15/26	254,630
690,000	Douglas County Hospital Authority No. 3, Nebraska RB, 5.75%, 11/01/48	692,194
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	722,415
580,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	555,907
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	246,064
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	64,712
165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	161,956
155,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	150,553
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	98,656
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	276,374
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	195,745
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	176,635
250,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	237,832
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	94,962

Principal Amount	Security Description	Value
$115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	$114,271
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	77,301
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	91,126
180,000	Douglas County School District No. 1, Nebraska GO, 3.00%, 12/15/32	170,960
620,000	Douglas County School District No. 1, Nebraska GO, 3.13%, 12/15/33	592,751
1,500,000	Douglas County School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,543,125
650,000	Douglas County School District No. 1, Nebraska GO, 4.00%, 12/15/22	667,914
700,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 01/15/30	756,231
665,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 12/15/34	691,567
1,430,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 12/15/35	1,478,377
100,000	Douglas County School District No. 10, Nebraska GO, 3.00%, 12/15/18	100,229
300,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 12/15/28	357,036
350,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 12/15/29	411,792
250,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 01/15/32	260,145
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	678,750
68,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	66,827
265,000	Hall County School District No. 2/ Grand Island Public Schools, Nebraska GO, 5.00%, 12/15/39	293,991
185,000	Hall County School District No. 2/ Grand Island Public Schools, Nebraska GO, 4.00%, 12/15/24	195,121
400,000	Knox County School District No. 501, Nebraska GO, 2.00%, 12/15/19	392,452
140,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/22	140,732
900,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/27	1,076,706
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	820,777

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	$529,050
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	213,688
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	509,615
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	918,170
415,000	Metropolitan Community College Area, Nebraska COP, 4.00%, 03/01/20	426,508
500,000	Metropolitan Community College Area, Nebraska COP, 3.00%, 03/01/26	502,975
500,000	Metropolitan Utilities District of Omaha Gas System Revenue, Nebraska RB, 4.00%, 12/01/26	538,435
1,000,000	Metropolitan Utilities District of Omaha Water System Revenue, Nebraska RB, 5.00%, 12/01/21	1,088,620
180,000	Mid-Plains Community College Area Facilities Corp., Nebraska RB, 3.00%, 10/15/25	179,546
1,475,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/30	1,593,118
140,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/31	150,822
250,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.38%, 04/01/39	254,330
210,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/25	232,955
200,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/26	217,344
540,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/27	586,262
330,000	Nebraska Investment Finance Authority, Nebraska RB, 2.45%, 09/01/24	326,406
230,000	Nebraska Investment Finance Authority, Nebraska RB, 2.80%, 09/01/26	228,059
540,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.40%, 09/01/20	532,942
445,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.50%, 03/01/21	437,609
175,000	Nebraska Investment Finance Authority, Nebraska RB, 2.35%, 09/01/24	171,672
1,050,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/32	1,125,233
540,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/34	577,649
150,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/26	162,158

Principal Amount	Security Description	Value
$200,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/27	$215,948
600,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/29	646,674
1,995,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/31	2,105,942
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,152,150
315,000	Nebraska State Colleges, Nebraska RB, 3.00%, 07/01/25	315,000
435,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	437,058
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	821,205
285,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/20	299,011
700,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/21	751,926
1,000,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	1,066,570
250,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	295,103
205,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/31	211,773
200,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/34	205,584
190,000	Omaha Public Power District, Nebraska RB, 4.65%, 02/01/28	191,771
1,170,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	1,247,852
1,435,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	1,530,485
500,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	533,270
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	591,168
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	245,490
400,000	Papillion-La Vista School District No. 27, Nebraska GO, 1.75%, 12/01/22	388,316
235,000	Papillion-La Vista School District No. 27, Nebraska GO, 5.00%, 12/01/23	236,229
350,000	Papillion-La Vista School District No. 27, Nebraska GO, 3.00%, 12/01/26	354,469
125,000	Platte County School District No. 1/ Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	141,437
280,000	Platte County School District No. 1/ Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	315,868

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$280,000	Saline County School District No.2/ Crete Public Schools, Nebraska GO, 3.00%, 12/15/18	$280,641
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	156,360
65,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	63,838
90,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	90,135
115,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	115,329
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	110,232
175,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	175,066
735,000	Sarpy County School District No. 37/ Gretna Public Schools, Nebraska GO, 4.00%, 12/15/24	788,339
265,000	Sarpy County School District No. 37/ Gretna Public Schools, Nebraska GO, 4.00%, 12/15/25	285,604
385,000	Scotts Bluff County School District/ Gering School District, Nebraska GO, 5.00%, 12/01/23	420,578
220,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/25	253,222
225,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/26	261,761
600,000	Southern Public Power District, Nebraska RB, 5.00%, 12/15/22	603,882
200,000	State of Nebraska, Nebraska COP, 1.40%, 03/15/20	196,614
200,000	State of Nebraska, Nebraska COP, 1.60%, 03/15/21	195,576
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/24	398,748
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/25	404,684
1,000,000	University of Nebraska, Nebraska RB, 4.00%, 07/01/31	1,053,770
50,000	University of Nebraska, Nebraska RB, 4.25%, 07/01/21	50,302
85,000	University of Nebraska, Nebraska RB, 5.00%, 07/01/22	85,669
500,000	University of Nebraska Facilities Corp., Nebraska RB, 4.00%, 07/15/30	537,550

Principal Amount	Security Description	Value
$745,000	University of Nebraska Facilities Corp., Nebraska RB, 2.00%, 07/15/19	$745,454
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/25	579,925
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/26	587,150
1,000,000	Village of Boys Town NE, Nebraska RB, 3.00%, 09/01/28	996,580
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	108,804
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	217,220
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	110,445
		65,590,846
North Dakota - 0.7%
500,000	City of Fargo ND, North Dakota GO, 3.00%, 05/01/34	461,000
		66,277,864
Total Government & Agency Obligations (Cost $68,333,499)		66,277,864

Shares	Security Description	Value
Short-Term Investments - 0.4%

Investment Company - 0.4%
287,180	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.00% (a)	287,180
Total Short-Term Investments (Cost $287,180)		287,180
Investments, at value - 98.6% (Cost $68,620,679)		66,565,044
Other assets in excess of liabilities - 1.4%		941,628
NET ASSETS - 100.0%		$67,506,672

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
RB	Revenue Bond

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 64.6%

Communication Services - 6.2%
6,800	Activision Blizzard, Inc.	$565,692
1,423	Alphabet, Inc., Class C (a)	1,698,308
21,500	Comcast Corp., Class A	761,315
5,625	Facebook, Inc., Class A (a)	925,087
10,900	Verizon Communications, Inc.	581,951
		4,532,353
Consumer Discretionary - 7.8%
545	Amazon.com, Inc. (a)	1,091,635
300	Booking Holdings, Inc. (a)	595,200
8,400	NIKE, Inc., Class B	711,648
2,090	O'Reilly Automotive, Inc. (a)	725,899
4,150	Royal Caribbean Cruises, Ltd.	539,251
11,100	Starbucks Corp.	630,924
5,150	The Home Depot, Inc.	1,066,822
1,440	Ulta Beauty, Inc. (a)	406,253
		5,767,632
Consumer Staples - 3.8%
11,500	Church & Dwight Co., Inc.	682,755
2,580	Constellation Brands, Inc., Class A	556,300
3,100	Costco Wholesale Corp.	728,128
2,900	Ingredion, Inc.	304,384
8,180	Lamb Weston Holdings, Inc.	544,788
		2,816,355
Energy - 4.1%
3,600	Diamondback Energy, Inc.	486,684
4,050	EOG Resources, Inc.	516,658
8,500	Exxon Mobil Corp.	722,670
5,650	Occidental Petroleum Corp.	464,261
3,600	Phillips 66	405,792
7,000	Schlumberger, Ltd.	426,440
		3,022,505
Financials - 9.0%
1,045	BlackRock, Inc.	492,540
14,500	CenterState Banks, Inc.	406,725
4,050	Chubb, Ltd.	541,242
4,050	CME Group, Inc.	689,350
9,800	First American Financial Corp.	505,582
31,700	Huntington Bancshares, Inc.	472,964
11,300	JPMorgan Chase & Co.	1,275,092
24,700	KeyCorp	491,283
15,400	Manulife Financial Corp.	275,352
5,600	Northern Trust Corp.	571,928
8,700	U.S. Bancorp	459,447
8,700	Wells Fargo & Co.	457,272
		6,638,777
Health Care - 9.9%
7,600	AMN Healthcare Services, Inc. (a)	415,720
8,200	Baxter International, Inc.	632,138
1,650	Biogen, Inc. (a)	582,961
17,400	Boston Scientific Corp. (a)	669,900

Shares	Security Description	Value
3,900	Celgene Corp. (a)	$349,011
2,000	Centene Corp. (a)	289,560
3,000	Cigna Corp.	624,750
3,400	Edwards Lifesciences Corp. (a)	591,940
7,400	Eli Lilly & Co.	794,094
2,900	Laboratory Corp. of America Holdings (a)	503,672
4,739	LHC Group, Inc. (a)	488,070
3,300	Thermo Fisher Scientific, Inc.	805,464
5,800	Zoetis, Inc.	531,048
		7,278,328
Industrials - 6.8%
2,600	FedEx Corp.	626,054
8,400	Fortune Brands Home & Security, Inc.	439,824
9,600	KAR Auction Services, Inc.	573,024
7,700	MasTec, Inc. (a)	343,805
4,600	Quanta Services, Inc. (a)	153,548
2,800	Raytheon Co.	578,648
1,940	Roper Technologies, Inc.	574,648
9,700	Southwest Airlines Co.	605,765
9,800	The Timken Co.	488,530
7,300	Waste Management, Inc.	659,628
		5,043,474
Information Technology - 11.8%
2,575	Adobe Systems, Inc. (a)	695,121
10,700	Apple, Inc.	2,415,418
2,400	Broadcom, Inc.	592,152
4,700	CDW Corp.	417,924
17,100	Cisco Systems, Inc.	831,915
2,100	FleetCor Technologies, Inc. (a)	478,464
3,700	Mastercard, Inc., Class A	823,657
5,300	Microchip Technology, Inc.	418,223
18,000	Microsoft Corp.	2,058,660
		8,731,534
Materials - 1.9%
8,600	Berry Global Group, Inc. (a)	416,154
5,900	FMC Corp.	514,362
2,400	Martin Marietta Materials, Inc.	436,680
		1,367,196
Real Estate - 1.4%
4,800	American Tower Corp. REIT	697,440
11,100	First Industrial Realty Trust, Inc. REIT	348,540
		1,045,980
Utilities - 1.9%
4,600	Atmos Energy Corp.	431,986
3,600	NextEra Energy, Inc.	603,360
4,600	Southwest Gas Holdings, Inc.	363,538
		1,398,884
Total Common Stocks (Cost $30,408,676)		47,643,018

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 4.0%

Asset Backed Securities - 2.0%
$380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	$369,110
170,000	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.34%, 07/25/26 (b)(c)	170,037
112,551	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 3.05%, 01/26/26 (c)	112,541
117,476	Pennsylvania Higher Education (USD 3 Month LIBOR + 1.10%), 3.47%, 06/25/38 (b)(c)	119,291
167,424	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.03%, 12/24/33 (b)(c)	166,018
235,183	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.99%, 07/25/22 (c)	240,017
203,338	Sofi Professional Loan Program Trust, 2.64%, 08/25/47 (b)	202,156
99,417	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	99,484
		1,478,654
Non-Agency Commercial Mortgage Backed Securities - 0.8%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	366,167
125,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	128,925
75,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	77,198
		572,290
Non-Agency Residential Mortgage Backed Securities - 1.2%
122,510	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 3.09%, 12/25/33 (b)(c)	120,679
160,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.34%, 04/28/39 (c)	159,667
50,770	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(d)	51,100
141,992	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(d)	140,168
223,286	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.72%, 05/25/36 (b)(c)	220,810

Principal Amount	Security Description	Value
$25,911	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	$26,012
82,426	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(d)	82,242
75,429	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(d)	75,181
		875,859
Total Non-U.S. Government Agency Asset Backed Securities (Cost $2,917,407)		2,926,803

Corporate Bonds - 9.4%

Communication Services - 0.3%
237,000	Verizon Communications, Inc., 4.33%, 09/21/28 (b)	238,353
Consumer Discretionary - 1.1%
330,000	CBS Corp., 4.00%, 01/15/26	323,287
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	97,188
210,000	Newell Brands, Inc., 4.20%, 04/01/26	199,645
215,000	Whirlpool Corp., 4.70%, 06/01/22	221,813
		841,933
Consumer Staples - 1.0%
255,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	247,439
175,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	170,131
210,000	PepsiCo., Inc., 2.85%, 02/24/26	199,733
185,000	Walmart, Inc., 3.40%, 06/26/23	185,619
		802,922
Energy - 0.4%
105,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	101,052
212,000	EOG Resources, Inc., 4.15%, 01/15/26	216,725
		317,777
Financials - 4.0%
230,000	Bank of America Corp., MTN, 4.13%, 01/22/24	233,606
180,000	CBRE Services, Inc., 5.25%, 03/15/25	186,991
220,000	Citigroup, Inc., 3.89%, 01/10/28 (d)	213,438
395,000	CME Group, Inc., 3.00%, 03/15/25	380,514
175,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	180,268
230,000	JPMorgan Chase & Co., 3.25%, 09/23/22	227,397
260,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	259,888
190,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	195,987
125,000	Regions Financial Corp., 3.80%, 08/14/23	124,323
220,000	The Charles Schwab Corp., 3.85%, 05/21/25	221,500

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
$265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	$259,673
130,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (d)(e)	129,675
270,000	Wells Fargo & Co., 3.00%, 04/22/26	251,127
		2,864,387
Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	129,241
Industrials - 0.8%
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	146,575
200,000	Textron, Inc., 3.65%, 03/01/21	199,813
225,000	Union Pacific Corp., 3.95%, 09/10/28	225,466
		571,854
Information Technology - 0.8%
240,000	eBay, Inc., 3.60%, 06/05/27	227,841
200,000	Oracle Corp., 3.40%, 07/08/24	198,212
185,000	QUALCOMM, Inc., 3.45%, 05/20/25	179,779
		605,832
Materials - 0.3%
209,000	Albemarle Corp., 4.15%, 12/01/24	210,757
Telecommunication Services - 0.5%
348,000	AT&T, Inc., 4.30%, 02/15/30 (b)	334,437
Total Corporate Bonds (Cost $7,061,067)		6,917,493

Government & Agency Obligations - 17.8%

GOVERNMENT SECURITIES - 17.3%
Municipals - 1.3%
350,000	California State University, California RB, 5.45%, 11/01/22	377,331
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	262,475
200,000	Santa Monica Community College District, California GO, 5.73%, 08/01/24	209,080
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	107,521
		956,407
Treasury Inflation Index Securities - 1.0%
109,814	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (f)	115,918
678,572	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	662,487
		778,405
U.S. Treasury Securities - 15.0%
1,400,000	U.S. Treasury Note, 1.25%, 01/31/19	1,395,049
3,075,000	U.S. Treasury Note, 2.00%, 02/28/21	3,013,620
3,705,000	U.S. Treasury Note, 1.63%, 11/15/22	3,517,579

Principal Amount	Security Description	Value
$3,275,000	U.S. Treasury Note, 2.13%, 05/15/25	$3,101,784
		11,028,032
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.5%
Federal Home Loan Mortgage Corp. - 0.2%
154,744	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	157,642
Federal National Mortgage Association - 0.3%
83,635	Federal National Mortgage Association, 3.50%, 12/01/26	84,114
109,920	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	106,069
		190,183
Total Government & Agency Obligations (Cost $13,298,790)		13,110,669

Shares	Security Description	Value
Short-Term Investments - 4.0%

Investment Company - 4.0%
2,925,694	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.00% (g)	2,925,694
Total Short-Term Investments (Cost $2,925,694)		2,925,694
Investments, at value - 99.8% (Cost $56,611,634)		73,523,677
Other assets in excess of liabilities - 0.2%		149,310
NET ASSETS - 100.0%		$73,672,987

(a)	Non-income producing security.
(b)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2018, the aggregate value of these liquid securities were $2,852,421 or 3.9% of net assets.
(c)	Floating rate security. Rate presented is as of September 30, 2018.
(d)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2018.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.
ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 98.5%

Communication Services - 1.0%
59,200	IMAX Corp. (a)	$1,527,360
Consumer Discretionary - 15.3%
15,800	Advance Auto Parts, Inc.	2,659,614
42,800	At Home Group, Inc. (a)	1,349,484
6,100	Carter's, Inc.	601,460
24,100	Dollar General Corp.	2,634,130
19,900	DR Horton, Inc.	839,382
16,000	Five Below, Inc. (a)	2,080,960
12,200	Grand Canyon Education, Inc. (a)	1,376,160
4,600	Mohawk Industries, Inc. (a)	806,610
6,900	O'Reilly Automotive, Inc. (a)	2,396,508
27,700	Restaurant Brands International, Inc.	1,642,056
29,400	Ross Stores, Inc.	2,913,540
4,400	The Madison Square Garden Co., Class A (a)	1,387,408
5,500	Ulta Beauty, Inc. (a)	1,551,660
21,900	Yum China Holdings, Inc.	768,909
		23,007,881
Consumer Staples - 3.3%
32,700	Church & Dwight Co., Inc.	1,941,399
21,590	Lamb Weston Holdings, Inc.	1,437,894
15,600	Post Holdings, Inc. (a)	1,529,424
		4,908,717
Energy - 3.4%
33,900	Apergy Corp. (a)	1,476,684
12,700	Concho Resources, Inc. (a)	1,939,925
12,200	Diamondback Energy, Inc.	1,649,318
		5,065,927
Financials - 7.0%
26,570	E*TRADE Financial Corp. (a)	1,392,002
5,900	FactSet Research Systems, Inc.	1,319,889
22,000	First American Financial Corp.	1,134,980
98,300	KeyCorp	1,955,187
20,320	NASDAQ, Inc.	1,743,456
16,000	Northern Trust Corp.	1,634,080
38,200	OneMain Holdings, Inc. (a)	1,283,902
		10,463,496
Health Care - 13.5%
7,700	Bio-Techne Corp.	1,571,647
13,100	Centene Corp. (a)	1,896,618
12,000	Edwards Lifesciences Corp. (a)	2,089,200
22,100	Incyte Corp. (a)	1,526,668
18,300	Insulet Corp. (a)	1,938,885
12,000	Intercept Pharmaceuticals, Inc. (a)	1,516,320
12,400	LHC Group, Inc. (a)	1,277,076
15,400	PerkinElmer, Inc.	1,497,958
10,600	Sarepta Therapeutics, Inc. (a)	1,712,006

Shares	Security Description	Value
18,500	Seattle Genetics, Inc. (a)	$1,426,720
6,140	Teleflex, Inc.	1,633,793
7,600	The Cooper Cos., Inc.	2,106,340
		20,193,231
Industrials - 16.7%
15,100	Crane Co.	1,485,085
9,394	Dover Corp.	831,651
13,800	Fortune Brands Home & Security, Inc.	722,568
15,700	Harris Corp.	2,656,597
35,700	ITT, Inc.	2,186,982
30,800	KAR Auction Services, Inc.	1,838,452
9,300	L3 Technologies, Inc.	1,977,366
32,000	MasTec, Inc. (a)	1,428,800
12,100	Old Dominion Freight Line, Inc.	1,951,246
21,100	Oshkosh Corp.	1,503,164
56,800	Quanta Services, Inc. (a)	1,895,984
6,200	Roper Technologies, Inc.	1,836,502
42,400	The Timken Co.	2,113,640
23,100	XPO Logistics, Inc. (a)	2,637,327
		25,065,364
Information Technology - 31.4%
23,900	Akamai Technologies, Inc. (a)	1,748,285
15,600	Analog Devices, Inc.	1,442,376
14,200	Autodesk, Inc. (a)	2,216,762
11,900	Broadridge Financial Solutions, Inc.	1,570,205
17,400	CDK Global, Inc.	1,088,544
21,500	CDW Corp.	1,911,780
16,600	Citrix Systems, Inc. (a)	1,845,256
24,700	CommScope Holding Co., Inc. (a)	759,772
16,550	DXC Technology Co.	1,547,756
71,600	First Data Corp., Class A (a)	1,752,052
31,000	Fiserv, Inc. (a)	2,553,780
10,840	FleetCor Technologies, Inc. (a)	2,469,785
37,900	Fortinet, Inc. (a)	3,497,033
11,500	IAC/InterActiveCorp. (a)	2,492,280
41,700	Inphi Corp. (a)	1,583,766
4,700	Jack Henry & Associates, Inc.	752,376
8,300	Lam Research Corp.	1,259,110
14,900	Microchip Technology, Inc.	1,175,759
22,200	Paychex, Inc.	1,635,030
73,200	Pure Storage, Inc., Class A (a)	1,899,540
12,900	ServiceNow, Inc. (a)	2,523,627
15,700	Splunk, Inc. (a)	1,898,287
42,100	SS&C Technologies Holdings, Inc.	2,392,543
29,900	Twilio, Inc. (a)	2,579,772
14,400	Zebra Technologies Corp. (a)	2,546,352
		47,141,828
Materials - 4.3%
17,800	FMC Corp.	1,551,804
95,400	Graphic Packaging Holding Co.	1,336,554

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
8,700	Martin Marietta Materials, Inc.	$1,582,965
156,700	Platform Specialty Products Corp. (a)	1,954,049
		6,425,372
Real Estate - 2.1%
26,800	American Homes 4 Rent, Class A REIT	586,652
28,300	CBRE Group, Inc., Class A (a)	1,248,030
12,415	Digital Realty Trust, Inc. REIT	1,396,439
		3,231,121
Utilities - 0.5%
7,900	Atmos Energy Corp.	741,889
Total Common Stocks (Cost $98,391,819)		147,772,186

Shares	Security Description	Value
Short-Term Investments - 1.3%

Investment Company - 1.3%
2,013,835	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.00% (b)	2,013,835
Total Short-Term Investments (Cost $2,013,835)		2,013,835
Investments, at value - 99.8% (Cost $100,405,654)		149,786,021
Other assets in excess of liabilities - 0.2%		241,393
NET ASSETS - 100.0%		$150,027,414

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.
REIT	Real Estate Investment Trust

SEMI-ANNUAL REPORT 2018

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2018 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 96.0%

Communication Services - 3.2%
363,400	MSG Networks, Inc., Class A (a)	$9,375,720
172,200	Nexstar Media Group, Inc., Class A	14,017,080
		23,392,800
Consumer Discretionary - 8.2%
177,600	Big Lots, Inc.	7,421,904
568,200	Bojangles', Inc. (a)	8,920,740
136,500	Dave & Buster's Entertainment, Inc.	9,039,030
178,200	Dorman Products, Inc. (a)	13,707,144
40,900	Five Below, Inc. (a)	5,319,454
139,000	Standard Motor Products, Inc.	6,841,580
119,500	Sturm Ruger & Co., Inc.	8,251,475
		59,501,327
Energy - 4.5%
968,700	Callon Petroleum Co. (a)	11,614,713
438,700	Matador Resources Co. (a)	14,499,035
131,200	PDC Energy, Inc. (a)	6,423,552
		32,537,300
Financials - 18.7%
165,100	Argo Group International Holdings, Ltd.	10,409,555
227,000	Carolina Financial Corp.	8,562,440
206,300	Columbia Banking System, Inc.	7,998,251
210,300	Great Western Bancorp, Inc.	8,872,557
211,600	Mercantile Bank Corp.	7,061,092
661,500	Old National Bancorp	12,766,950
290,600	Selective Insurance Group, Inc.	18,453,100
291,100	Southside Bancshares, Inc.	10,130,280
269,900	Stifel Financial Corp.	13,835,074
144,600	UMB Financial Corp.	10,252,140
282,600	Union Bankshares Corp.	10,888,578
470,100	United Bankshares, Inc.	17,088,135
		136,318,152
Health Care - 14.0%
346,300	AMN Healthcare Services, Inc. (a)	18,942,610
313,500	AngioDynamics, Inc. (a)	6,815,490
152,100	Cambrex Corp. (a)	10,403,640
69,300	Emergent BioSolutions, Inc. (a)	4,562,019
241,900	Integra LifeSciences Holdings Corp. (a)	15,933,953
147,000	LHC Group, Inc. (a)	15,139,530
85,800	Masimo Corp. (a)	10,685,532
200,300	Omnicell, Inc. (a)	14,401,570
187,700	Varex Imaging Corp. (a)	5,379,482
		102,263,826
Industrials - 16.1%
132,100	American Woodmark Corp. (a)	10,363,245
198,800	Barnes Group, Inc.	14,120,764
237,900	Forward Air Corp.	17,057,430
238,400	Franklin Electric Co., Inc.	11,264,400
233,900	Granite Construction, Inc.	10,689,230
247,400	Kforce, Inc.	9,302,240

Shares	Security Description	Value
203,400	Lydall, Inc. (a)	$8,766,540
171,700	Multi-Color Corp.	10,688,325
467,800	Navigant Consulting, Inc.	10,787,468
217,300	Tetra Tech, Inc.	14,841,590
		117,881,232
Information Technology - 18.6%
173,200	Ambarella, Inc. (a)	6,699,376
146,600	Anixter International, Inc. (a)	10,305,980
284,700	Benchmark Electronics, Inc.	6,661,980
92,400	CACI International, Inc., Class A (a)	17,015,460
519,000	CalAmp Corp. (a)	12,435,240
209,300	CTS Corp.	7,178,990
200,300	ExlService Holdings, Inc. (a)	13,259,860
48,700	Littelfuse, Inc.	9,637,243
256,000	Methode Electronics, Inc.	9,267,200
243,400	MTS Systems Corp.	13,326,150
251,000	PC Connection, Inc. (a)	9,761,390
184,700	Silicon Motion Technology Corp., ADR	9,918,390
340,800	Sykes Enterprises, Inc. (a)	10,390,992
		135,858,251
Materials - 5.0%
122,000	Balchem Corp.	13,674,980
169,100	Carpenter Technology Corp.	9,968,445
168,100	Sensient Technologies Corp.	12,861,331
		36,504,756
Real Estate - 5.0%
682,100	Easterly Government Properties, Inc. REIT	13,212,277
240,900	LTC Properties, Inc. REIT	10,626,099
363,900	Marcus & Millichap, Inc. (a)	12,630,969
		36,469,345
Utilities - 2.7%
153,600	IDACORP, Inc.	15,241,728
88,400	Unitil Corp.	4,499,560
		19,741,288
Total Common Stocks (Cost $526,277,646)		700,468,277

Short-Term Investments – 4.7%

Investment Company - 4.7%
34,504,709	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.00% (b)	34,504,709
Total Short-Term Investments (Cost $34,504,709)		34,504,709
Investments, at value - 100.7% (Cost $560,782,355)		734,972,986
Other liabilities in excess of assets - (0.7)%		(5,182,818)
NET ASSETS - 100.0%		$729,790,168

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

SEMI-ANNUAL REPORT 2018

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
Assets:
Investments, at cost	$175,947,166
Unrealized appreciation (depreciation) of investments	(2,017,242)
Total investments, at value	173,929,924
Cash	3,309
Receivable for capital shares issued	207,743
Receivable for investments sold	1,594,500
Interest and dividends receivable	871,575
Prepaid expenses	11,035
Total Assets	176,618,086

Liabilities:
Distributions payable	244,986
Payable for investments purchased	2,520,249
Payable for capital shares redeemed	16,394
Other payable	547
Accrued expenses and other payables:
Investment advisory fees	40,935
Administration fees payable to non-related parties	6,785
Administration fees payable to related parties	9,937
Shareholder service fees	4,847
Other fees	27,945
Total Liabilities	2,872,625
Net Assets	$173,745,461
Composition of Net Assets:
Paid-In Capital	$178,210,987
Accumulated (excess of distributions over) net investment income (loss)	(545,213)
Accumulated net realized gain (loss) from investments	(1,903,071)
Net unrealized appreciation (depreciation) on investments	(2,017,242)
Net Assets	$173,745,461
Institutional Class:
Net assets	16,172,047
Shares of beneficial interest (See note 5)	1,764,225
Net asset value, offering and redemption price per share	$9.17
Institutional Plus Class:
Net assets	157,573,414
Shares of beneficial interest (See note 5)	17,136,546
Net asset value, offering and redemption price per share	$9.20

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2018 (Unaudited)

INCOME FUND	NEBRASKA TAX-FREE FUND	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$189,380,495	$68,620,679	$56,611,634	$100,405,654	$560,782,355
(3,807,937)	(2,055,635)	16,912,043	49,380,367	174,190,631
185,572,558	66,565,044	73,523,677	149,786,021	734,972,986
7,019	–	601	–	–
117,438	19,000	61,472	364,109	826,478
–	407,932	–	–	–
1,137,646	734,354	198,560	63,246	442,852
10,330	202	12,779	14,371	24,275
186,844,992	67,726,532	73,797,089	150,227,747	736,266,591

390,617	159,296	–	–	–
–	–	–	–	5,561,407
34,911	22,560	56,263	72,621	293,281
324	–	–	–	–
54,304	11,069	32,152	86,355	435,884
7,315	2,684	2,892	5,871	28,852
10,713	3,928	4,222	8,585	42,184
2,466	–	8,409	4,741	31,459
28,796	20,323	20,164	22,160	83,356
529,446	219,860	124,102	200,333	6,476,423
$186,315,546	$67,506,672	$73,672,987	$150,027,414	$729,790,168

$193,594,984	$71,074,391	$52,999,047	$85,706,554	$528,596,249
(853,458)	(1,106,143)	(18,035)	(111,584)	411,632
(2,618,043)	(405,941)	3,779,932	15,052,077	26,591,656
(3,807,937)	(2,055,635)	16,912,043	49,380,367	174,190,631
$186,315,546	$67,506,672	$73,672,987	$150,027,414	$729,790,168

6,556,134	–	42,851,644	16,739,930	115,121,874
660,037	–	2,382,514	906,721	3,683,965
$9.93	$–	$17.99	$18.46	$31.25

179,759,412	67,506,672	30,821,343	133,287,484	614,668,294
18,097,795	7,199,238	1,728,403	7,070,486	19,550,638
$9.93	$9.38	$17.83	$18.85	$31.44

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
Investment Income:
Interest	$2,086,550
Dividend	42,304
Foreign tax withholding	–
Total Income	2,128,854
Expenses:
Investment advisory fees (Note 3)	409,148
Administration fees	96,966
Custodian fees	7,801
Chief compliance officer fees	6,040
Director fees	4,070
Registration and filing fees	13,219
Transfer agent fees	30,662
Pricing fees	–
Other Fees	50,570
Total expenses before waivers	636,681
Expenses waived by adviser (Note 3)	(176,580)
Total Expenses	460,101
Net Investment Income (Loss)	1,668,753
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions	(302,778)
Change in unrealized appreciation (depreciation) on investments	(366,124)
Net realized and unrealized gain (loss) on investments	(668,902)
Net increase (decrease) in net assets from operations	$999,851

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2018 (Unaudited)

INCOME FUND	NEBRASKA TAX-FREE FUND	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$2,959,076	$997,431	$305,115	$–	$–
81,515	15,585	365,009	553,017	4,146,889
–	–	(785)	(3,860)	–
3,040,591	1,013,016	669,339	549,157	4,146,889

584,434	133,887	268,809	532,891	3,069,582
115,429	39,664	42,471	84,184	427,878
9,077	2,539	3,072	5,388	27,026
7,176	2,471	2,645	5,282	26,846
4,968	1,674	1,805	3,497	17,992
11,334	2,147	12,318	12,297	19,127
31,089	10,042	26,075	32,531	273,380
–	11,302	–	–	–
55,938	22,509	29,759	27,961	85,152
825,598	226,235	427,080	718,310	4,107,074
(208,700)	(75,612)	(49,210)	(36,140)	(371,817)
616,898	150,623	377,870	682,170	3,735,257
2,423,693	862,393	291,469	(133,013)	411,632

(638,977)	(79,349)	1,066,537	8,379,530	26,868,999
(1,923,195)	(544,688)	3,526,043	10,280,989	46,552,881
(2,562,172)	(624,037)	4,592,580	18,660,519	73,421,880
$(138,479)	$238,356	$4,884,049	$18,527,506	$73,833,512

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	SHORT-INTERMEDIATE BOND FUND		INCOME FUND
	For the Six Months Ended September 30, 2018	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018	For the Year Ended March 31, 2018
Operations:
Net investment income (loss)	$1,668,753	$2,808,865	$2,423,693	$5,017,338
Net realized gain (loss) on investment transactions	(302,778)	39,695	(638,977)	313,001
Net change in unrealized appreciation (depreciation) on investments	(366,124)	(1,408,828)	(1,923,195)	(1,729,865)
Net increase (decrease) in net assets from operations	999,851	1,439,732	(138,479)	3,600,474
Distributions to Shareholders:
From net investment income
Institutional Class	(156,876)	(266,350)	(92,599)	(187,416)
Institutional Plus Class	(1,656,713)	(2,996,701)	(2,814,522)	(5,700,791)
From net realized gains on investments
Institutional Class	–	(13,526)	–	(7,337)
Institutional Plus Class	–	(129,463)	–	(212,429)
Change in net assets from distributions to shareholders	(1,813,589)	(3,406,040)	(2,907,121)	(6,107,973)
Capital Transactions:
Proceeds from shares issued
Institutional Class	1,591,795	8,882,547	175,860	1,362,850
Institutional Plus Class	21,889,055	49,581,399	10,527,054	36,619,351
Proceeds from dividends reinvested
Institutional Class	85,948	178,022	92,450	193,659
Institutional Plus Class	342,038	668,493	366,068	769,661
Cost of shares redeemed
Institutional Class	(710,915)	(3,517,318)	(491,184)	(1,203,641)
Institutional Plus Class	(11,172,976)	(19,445,646)	(20,265,607)	(36,707,609)
Change in net assets from capital transactions	12,024,945	36,347,497	(9,595,359)	1,034,271
Change in net assets	11,211,207	34,381,189	(12,640,959)	(1,473,228)
Net Assets:
Beginning of Period	162,534,254	128,153,065	198,956,505	200,429,733
End of Period	$173,745,461	$162,534,254	$186,315,546	$198,956,505
Accumulated (excess of distributions over) net investment income (loss)	$(545,213)	$(400,377)	$(853,458)	$(370,030)
Share Transactions Institutional Class:
Shares issued	173,431	951,405	17,620	132,811
Shares reinvested	9,359	19,125	9,252	18,873
Shares redeemed	(77,437)	(377,163)	(48,957)	(117,270)
Change in shares	105,353	593,367	(22,085)	34,414
Share Transactions Institutional Plus Class:
Shares issued	2,375,477	5,306,495	1,053,387	3,570,084
Shares reinvested	37,132	71,613	36,634	74,990
Shares redeemed	(1,212,387)	(2,083,641)	(2,025,651)	(3,571,390)
Change in shares	1,200,222	3,294,467	(935,630)	73,684

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2018

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

NEBRASKA TAX-FREE FUND		BALANCED FUND		GROWTH OPPORTUNITIES FUND		SMALL COMPANY FUND
For the Six Months Ended September 30, 2018	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018	For the Year Ended March 31, 2018

$862,393	$1,788,744	$291,469	$655,419	$(133,013)	$(117,061)	$411,632	$673,472
(79,349)	8,828	1,066,537	4,204,203	8,379,530	12,602,909	26,868,999	13,063,340
(544,688)	(812,074)	3,526,043	1,768,472	10,280,989	5,808,054	46,552,881	20,739,130
238,356	985,498	4,884,049	6,628,094	18,527,506	18,293,902	73,833,512	34,475,942

–	–	(166,052)	(355,755)	–	–	–	–
(1,133,753)	(2,288,818)	(156,596)	(334,714)	–	–	–	–
–	–	–	(3,122,745)	–	(2,499,431)	–	(10,411,722)
–	–	–	(2,354,341)	–	(16,767,969)	–	(25,294,704)

(1,133,753)	(2,288,818)	(322,648)	(6,167,555)	–	(19,267,400)	–	(35,706,426)

–	–	1,386,834	1,838,490	339,251	1,594,371	9,391,547	60,971,078
4,949,775	10,681,700	1,430,275	4,899,298	5,654,791	17,849,011	121,348,857	261,705,710
–	–	153,305	3,232,086	–	2,182,530	–	9,986,188
167,203	254,112	135,410	2,334,939	–	8,591,825	–	17,501,618
–	–	(2,781,641)	(13,187,220)	(2,668,552)	(4,807,012)	(81,310,955)	(111,046,227)
(2,240,500)	(15,816,263)	(1,209,972)	(12,030,498)	(7,985,513)	(16,798,178)	(85,934,386)	(135,674,086)
2,876,478	(4,880,451)	(885,789)	(12,912,905)	(4,660,023)	8,612,547	(36,504,937)	103,444,281
1,981,081	(6,183,771)	3,675,612	(12,452,366)	13,867,483	7,639,049	37,328,575	102,213,797

65,525,591	71,709,362	69,997,375	82,449,741	136,159,931	128,520,882	692,461,593	590,247,796
$67,506,672	$65,525,591	$73,672,987	$69,997,375	$150,027,414	$136,159,931	$729,790,168	$692,461,593
$(1,106,143)	$(834,783)	$(18,035)	$13,144	$(111,584)	$21,429	$411,632	$–

–	–	78,643	106,140	20,143	96,071	309,674	2,149,554
–	–	8,653	191,311	–	139,906	–	356,141
–	–	(160,376)	(763,092)	(155,721)	(285,556)	(2,699,023)	(3,877,960)
–	–	(73,080)	(465,641)	(135,578)	(49,579)	(2,389,349)	(1,372,265)

522,348	1,101,144	82,763	285,412	319,572	1,039,772	4,009,054	9,183,474
17,702	26,281	7,710	139,306	–	540,027	–	621,506
(237,814)	(1,631,620)	(69,772)	(701,098)	(455,712)	(975,821)	(2,837,899)	(4,816,742)
302,236	(504,195)	20,701	(276,380)	(136,140)	603,978	1,171,155	4,988,238

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2018

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding

		Investment Activities			Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets*(c)	Portfolio Turnover(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/18	$9.21	$0.08	$(0.03)	$0.05	$(0.09)	$—		$9.17	0.57%	$16,172	0.77%	1.83%	1.19%	22%
03/31/18	9.32	0.16	(0.07)	0.09	(0.19)	(0.01)		9.21	0.93	15,281	0.77	1.71	1.22	43
03/31/17	9.38	0.16	(0.03)	0.13	(0.18)	(0.01)		9.32	1.48	9,933	0.75	1.75	1.28	48
03/31/16	9.45	0.14	(0.04)	0.10	(0.16)	(0.01)		9.38	1.11	12,202	0.76	1.50	1.11	40
03/31/15	9.48	0.12	—	0.12	(0.14)	(0.01)		9.45	1.33	23,000	0.79	1.24	1.04	51
03/31/14	9.60	0.15	(0.12)	0.03	(0.15)	(0.00	)(d)	9.48	0.40	13,123	0.79	1.62	1.01	48
Institutional Plus Class
09/30/18	9.24	0.10	(0.04)	0.06	(0.10)	—		9.20	0.69	157,573	0.54	2.06	0.73	22
03/31/18	9.35	0.18	(0.07)	0.11	(0.21)	(0.01)		9.24	1.17	147,253	0.54	1.94	0.73	43
03/31/17	9.41	0.19	(0.03)	0.16	(0.21)	(0.01)		9.35	1.70	118,220	0.54	1.98	0.75	48
03/31/16	9.48	0.16	(0.04)	0.12	(0.18)	(0.01)		9.41	1.32	112,308	0.54	1.73	0.77	40
03/31/15	9.51	0.14	0.01	0.15	(0.17)	(0.01)		9.48	1.57	91,787	0.55	1.48	0.80	51
03/31/14	9.61	0.17	(0.10)	0.07	(0.17)	(0.00	)(d)	9.51	0.77	94,149	0.58	1.79	0.80	48

INCOME FUND
Institutional Class
09/30/18	10.09	0.12	(0.14)	(0.02)	(0.14)	—		9.93	(0.19)	6,556	0.81	2.31	1.49	17
03/31/18	10.22	0.24	(0.08)	0.16	(0.28)	(0.01)		10.09	1.61	6,884	0.82	2.33	1.48	33
03/31/17	10.41	0.24	(0.14)	0.10	(0.28)	(0.01)		10.22	0.89	6,621	0.82	2.29	1.62	44
03/31/16	10.51	0.24	(0.05)	0.19	(0.28)	(0.01)		10.41	1.77	6,809	0.81	2.29	1.19	24
03/31/15	10.25	0.24	0.29	0.53	(0.26)	(0.01)		10.51	5.18	19,693	0.85	2.30	1.11	52
03/31/14	10.47	0.28	(0.21)	0.07	(0.29)	—		10.25	0.72	10,784	0.81	2.71	1.08	55
Institutional Plus Class
09/30/18	10.09	0.13	(0.14)	(0.01)	(0.15)	—		9.93	(0.10)	179,759	0.63	2.49	0.83	17
03/31/18	10.22	0.26	(0.08)	0.18	(0.30)	(0.01)		10.09	1.80	192,073	0.64	2.52	0.82	33
03/31/17	10.41	0.26	(0.15)	0.11	(0.29)	(0.01)		10.22	1.07	193,808	0.64	2.47	0.83	44
03/31/16	10.52	0.25	(0.07)	0.18	(0.28)	(0.01)		10.41	1.81	187,490	0.64	2.41	0.85	24
03/31/15	10.26	0.26	0.29	0.55	(0.28)	(0.01)		10.52	5.40	120,425	0.63	2.52	0.89	52
03/31/14	10.48	0.30	(0.22)	0.08	(0.30)	—		10.26	0.79	92,810	0.64	2.91	0.91	55

NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/18	9.50	0.12	(0.08)	0.04	(0.16)	—		9.38	0.43	67,507	0.45	2.58	0.68	10
03/31/18	9.69	0.25	(0.12)	0.13	(0.32)	—		9.50	1.31	65,526	0.45	2.56	0.67	5
03/31/17	10.05	0.26	(0.30)	(0.04)	(0.32)	—		9.69	(0.43)	71,709	0.45	2.66	0.69	11
03/31/16(e)	10.00	0.07	0.07	0.14	(0.09)	—		10.05	1.35	57,029	0.45	2.96	0.85	5

BALANCED FUND
Institutional Class
09/30/18	16.87	0.06	1.13	1.19	(0.07)	—		17.99	7.06	42,852	1.13	0.73	1.29	11
03/31/18	16.86	0.13	1.29	1.42	(0.14)	(1.27)		16.87	8.46	41,426	1.18	0.76	1.27	15
03/31/17	16.71	0.13	1.11	1.24	(0.13)	(0.96)		16.86	7.71	49,241	1.18	0.75	1.26	22
03/31/16	17.66	0.05	(0.57)	(0.52)	(0.06)	(0.37)		16.71	(2.93)	71,090	1.19	0.31	1.26	42
03/31/15	17.61	0.01	1.58	1.59	(0.01)	(1.53)		17.66	9.40	70,615	1.17	0.06	1.26	69
03/31/14	16.30	0.09	2.56	2.65	(0.10)	(1.24)		17.61	16.46	69,070	1.16	0.53	1.29	91

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2018

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets*(c)	Portfolio Turnover(b)
Institutional Plus Class
09/30/18	16.73	0.08		1.11	1.19	(0.09)	—	17.83	7.13	30,821	0.94	0.93	1.05	11
03/31/18	16.74	0.16		1.28	1.44	(0.18)	(1.27)	16.73	8.66	28,571	0.99	0.95	1.03	15
03/31/17	16.61	0.16		1.10	1.26	(0.17)	(0.96)	16.74	7.90	33,209	0.99	0.94	1.03	22
03/31/16	17.57	0.09		(0.59)	(0.50)	(0.09)	(0.37)	16.61	(2.78)	35,592	0.99	0.51	1.01	42
03/31/15	17.52	0.05		1.57	1.62	(0.04)	(1.53)	17.57	9.67	35,600	0.97	0.30	1.06	69
03/31/14	16.23	0.12		2.54	2.66	(0.13)	(1.24)	17.52	16.65	20,446	0.95	0.72	1.08	91

GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/18	16.22	(0.03)		2.27	2.24	—	—	18.46	13.81	16,740	1.11	(0.34)	1.33	23
03/31/18	16.48	(0.04)		2.35	2.31	—	(2.57)	16.22	14.66	16,906	1.13	(0.25)	1.33	50
03/31/17	14.82	(0.05)		2.65	2.60	—	(0.94)	16.48	17.89	17,999	1.14	(0.31)	1.25	36
03/31/16	19.02	(0.06)		(1.83)	(1.89)	—	(2.31)	14.82	(9.78)	43,260	1.16	(0.34)	1.27	57
03/31/15	19.16	(0.09)		2.41	2.32	—	(2.46)	19.02	12.93	55,888	1.14	(0.47)	1.23	50
03/31/14	16.63	(0.05)		4.10	4.05	—	(1.52)	19.16	24.36	59,249	1.08	(0.28)	1.20	56
Institutional Plus Class
09/30/18	16.55	(0.01)		2.31	2.30	—	—	18.85	13.90	133,287	0.94	(0.17)	0.97	23
03/31/18	16.74	(0.01)		2.39	2.38	—	(2.57)	16.55	14.86	119,254	0.94	(0.06)	0.97	50
03/31/17	15.00	(0.01)		2.69	2.68	—	(0.94)	16.74	18.21	110,522	0.94	(0.08)	0.98	36
03/31/16	19.19	(0.02)		(1.86)	(1.88)	—	(2.31)	15.00	(9.63)	103,537	0.94	(0.10)	0.99	57
03/31/15	19.27	(0.05)		2.43	2.38	—	(2.46)	19.19	13.18	119,004	0.92	(0.25)	1.01	50
03/31/14	16.68	(0.02)		4.13	4.11	—	(1.52)	19.27	24.65	117,219	0.89	(0.08)	1.01	56

SMALL COMPANY FUND
Institutional Class
09/30/18	28.21	(0.01)		3.05	3.04	—	—	31.25	10.78	115,122	1.21	(0.07)	1.30	11
03/31/18	28.28	(0.02	)(f)	1.45	1.43	—	(1.50)	28.21	5.11	171,338	1.22	(0.06)	1.29	28
03/31/17	23.17	0.07		5.45	5.52	(0.06)	(0.35)	28.28	23.87	210,573	1.20	0.27	1.31	33
03/31/16	24.06	0.02		(0.20)	(0.18)	(0.04)	(0.67)	23.17	(0.65)	51,527	1.18	0.10	1.34	32
03/31/15	24.39	0.02		1.65	1.67	(0.01)	(1.99)	24.06	6.97	51,296	1.20	0.09	1.31	29
03/31/14	19.98	0.03		4.81	4.84	(0.11)	(0.32)	24.39	24.26	42,855	1.19	0.13	1.32	21
Institutional Plus Class
09/30/18	28.35	0.02		3.07	3.09	—	—	31.44	10.90	614,668	0.99	0.16	1.10	11
03/31/18	28.35	0.05		1.45	1.50	—	(1.50)	28.35	5.34	521,124	0.99	0.17	1.08	28
03/31/17	23.20	0.12		5.47	5.59	(0.09)	(0.35)	28.35	24.14	379,675	0.99	0.47	1.06	33
03/31/16	24.12	0.07		(0.21)	(0.14)	(0.11)	(0.67)	23.20	(0.48)	220,980	0.99	0.30	1.07	32
03/31/15	24.43	0.08		1.64	1.72	(0.04)	(1.99)	24.12	7.17	217,291	0.98	0.34	1.09	29
03/31/14	20.04	0.09		4.81	4.90	(0.19)	(0.32)	24.43	24.53	163,481	0.96	0.39	1.09	21

*	Ratios excluding contractual and voluntary waivers.
(a)	Per share data calculated using average share method
(b)	Not annualized for a period less than one year.
(c)	Annualized for a period less than one year.
(d)	Amount represents less than $0.005.
(e)	Commencement of operations of Tributary Nebraska Tax-Free Fund - Institutional Plus Class shares was January 1, 2016.
(f)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

1. Organization

Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund are all diversified series. Nebraska Tax-Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.

All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/ losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

On January 1, 2016, the Nebraska Tax-Free Fund commenced operations through a reorganization of the Nebraska Tax-Free Common Trust Fund (“CTF”) through contribution of securities. The CTF was previously managed by First National Bank of Omaha. It was determined to be beneficial to both the shareholders of the CTF and the Company to reorganize the CTF into a newly created series of the Company. This CTF was organized and commenced operations on December 31, 2007. The CTF had an investment objective and strategies that were, in all material respects, identical to those of the Nebraska Tax-Free Fund. The net assets and unrealized gain received by the Nebraska Tax-Free Fund from this tax-free reorganization were as follows:

Date of Contribution	Net Assets Institutional Plus Class	Shares Issued Institutional Plus Class	Original Cost of Investments	Unrealized Gain on Investments	Exchange Ratio
January 1, 2016	$51,935,874	5,193,587	$50,327,997	$982,451	1.0014019

In addition to the securities transferred in, as noted above, $625,426 of cash and other receivables were also transferred in as part of the reorganization.

2. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2018, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Asset Backed Securities	$–	$32,942,120	$–	$32,942,120
Non-Agency Commercial Mortgage Backed Securities	–	8,842,481	–	8,842,481
Non-Agency Residential Mortgage Backed Securities	–	11,113,957	552,621	11,666,578
Corporate Bonds	–	49,230,512	–	49,230,512
Government & Agency Obligations	–	68,462,105	–	68,462,105
Preferred Stocks	503,250	–	–	503,250
Short-Term Investments	2,282,878	–	–	2,282,878
Total	$2,786,128	$170,591,175	$552,621	$173,929,924

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Asset Backed Securities	$–	$15,434,477	$–	$15,434,477
Non-Agency Commercial Mortgage Backed Securities	–	10,680,000	–	10,680,000
Non-Agency Residential Mortgage Backed Securities	–	20,750,909	–	20,750,909
Corporate Bonds	–	53,449,397	–	53,449,397
Government & Agency Obligations	–	80,522,173	–	80,522,173
Investment Companies	1,488,815	–	–	1,488,815
Short-Term Investments	3,246,787	–	–	3,246,787
Total	$4,735,602	$180,836,956	$–	$185,572,558

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Nebraska Tax-Free Fund
Government & Agency Obligations	$–	$66,277,864	$–	$66,277,864
Short-Term Investments	287,180	–	–	287,180
Total	$287,180	$66,277,864	$–	$66,565,044

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$47,643,018	$–	$–	$47,643,018
Asset Backed Securities	–	1,478,654	–	1,478,654
Non-Agency Commercial Mortgage Backed Securities	–	572,290	–	572,290
Non-Agency Residential Mortgage Backed Securities	–	875,859	–	875,859
Corporate Bonds	–	6,917,493	–	6,917,493
Government & Agency Obligations	–	13,110,669	–	13,110,669
Short-Term Investments	2,925,694	–	–	2,925,694
Total	$50,568,712	$22,954,965	$–	$73,523,677

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$147,772,186	$–	$–	$147,772,186
Short-Term Investments	2,013,835	–	–	2,013,835
Total	$149,786,021	$–	$–	$149,786,021

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Small Company Fund
Common Stocks	$700,468,277	$–	$–	$700,468,277
Short-Term Investments	34,504,709	–	–	34,504,709
Total	$734,972,986	$–	$–	$734,972,986

*	See Schedules of Portfolio Investments for further industry classification.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Non-Agency Residential Mortgage Backed Securities
Income Fund
Balance as of 03/31/18	$965,010
Paydowns	(51,424)
Change in unrealized appreciation (depreciation)	(13,149)
Amortization (Accretion)	(34)
Realized Gain (Loss)	1,569
Transfer out of Level 3	901,972
Balance as of 09/30/18	$-
Net change in unrealized appreciation/ (depreciation) in investments as of 09/30/18**	$-

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

Non-Agency Residential Mortgage Backed Securities
Short-Intermediate Bond Fund
Balance as of 03/31/18	$-
Purchases	552,621
Balance as of 09/30/18	$552,621
Net change in unrealized appreciation/ (depreciation) in investments as of 09/30/18**	$-

**	The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) of investments in the accompanying Statements of Operations.

The Funds recognize transfers between levels as of the beginning of the year. There were no transfers into or out of Level 1 or 2 during the period ended September 30, 2018.

Guarantees and Indemnifications

In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Growth Opportunities Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

3. Related Party Transactions and Fees and Agreements

Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for the Small Company Fund. First National Fund Advisers (“FNFA” or “Sub-Adviser”), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund. Sub-advisory fees paid to FNFA are paid by Tributary. For the services provided and expenses assumed under the FNFA Sub-Advisory Agreement, Tributary pays FNFA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, 0.375% of the average daily net assets of the Balanced Fund, and 0.375% of the average daily net assets of the Growth Opportunities Fund.

Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund’s average daily net assets as follows.

Expense Caps
Short-Intermediate Bond Fund	0.54%
Income Fund	0.60
Nebraska Tax-Free Fund	0.45
Balanced Fund	0.85
Growth Opportunities Fund	0.94
Small Company Fund	0.99

The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the period ended September 30, 2018, fees waived were as follows:

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived and Expenses Reimbursed
Short-Intermediate Bond Fund	$176,104	$476	$176,580
Income Fund	208,132	568	208,700
Nebraska Tax-Free Fund	75,417	195	75,612
Balanced Fund	49,001	209	49,210
Growth Opportunities Fund	35,727	413	36,140
Small Company Fund	369,715	2,102	371,817

Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement. At September 30, 2018, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $941,190; Income Fund – $1,212,501; Nebraska Tax-Free Fund – $439,398; Balanced Fund – $193,541; Growth Opportunities Fund – $224,554; Small Company Fund – $1,319,136.

MUFG Union Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Services, LLC (“Co- Administrators”) serve as co-administrators of the Funds. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the six months ended September 30, 2018, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $658; Income Fund – $974; Balanced Fund – $235; Small Company Fund – $186. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the six months ended September 30, 2018, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$27,925,966	$16,159,740
Income Fund	17,376,236	24,686,778
Nebraska Tax-Free Fund	10,335,748	6,738,326
Balanced Fund	4,843,862	7,549,713
Growth Opportunities Fund	32,111,653	36,909,068
Small Company Fund	73,142,873	118,535,536

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended September 30, 2018, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$22,652,577	$17,526,031
Income Fund	14,616,909	16,149,047
Balanced Fund	2,324,215	1,575,702

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

6. Federal Income Taxes

The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: reclassifications related to market discount, premium and/or paydown securities, REIT securities, net operating losses, equity return of capital securities, and distribution adjustments. These reclassifications have no impact on net assets.

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

As of September 30, 2018, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Intermediate Bond Fund	$175,947,166	$407,464	$(2,424,706)	$(2,017,242)
Income Fund	189,380,495	864,220	(4,672,157)	(3,807,937)
Nebraska Tax-Free Fund	68,620,679	201,385	(2,257,020)	(2,055,635)
Balanced Fund	56,611,634	17,651,221	(739,178)	16,912,043
Growth Opportunities Fund	100,405,654	50,077,189	(696,822)	49,380,367
Small Company Fund	560,782,355	184,720,638	(10,530,007)	174,190,631

At March 31, 2018, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:

	Undistributed Net Investment Income*	Undistributed Tax Exempt Income	Undistributed Net Long-Term Capital Gains	Other Temporary Differences	Unrealized Gain (Loss)**	Capital Loss Carry Forward***
Short-Intermediate Bond Fund	$363,322	$–	$–	$(238,667)	$(2,371,084)	$(1,405,359)
Income Fund	907,063	–	–	(419,158)	(3,122,295)	(1,599,448)
Nebraska Tax-Free Fund	1,014	161,900	–	(162,418)	(2,346,239)	(326,579)
Balanced Fund	13,144	–	2,803,608	–	13,295,787	–
Growth Opportunities Fund	–	–	6,650,489	–	39,164,713	(21,848)
Small Company Fund	–	–	6,756,929	–	123,621,082	(3,017,604)

*	Undistributed net investment income includes any undistributed net short-term capital gains, if any.
**	Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization, return of capital paid by REIT securities and equity return of capital securities.
***	Capital loss carry forward includes deferred post October loss and late year losses.

The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2018 and March 31, 2017, were as follows:

	Net Ordinary Income*		Tax Exempt Income		Net Long Term Capital Gains**		Total Distributions Paid***
	2018	2017	2018	2017	2018	2017	2018	2017
Short-Intermediate Bond
Fund	$3,347,078	$3,009,806	$–	$–	$–	$–	$3,347,078	$3,009,806
Income Fund	6,103,546	6,104,883	–	–	–	–	6,103,546	6,104,883
Nebraska Tax-Free Fund	14,012	8,689	2,294,989	2,133,987	–	–	2,309,001	2,142,676
Balanced Fund	690,469	797,431	–	–	5,477,086	5,265,427	6,167,555	6,062,858
Growth Opportunities
Fund	–	–	–	–	19,267,400	8,460,646	19,267,400	8,460,646
Small Company Fund	5,682,919	1,303,669	–	–	30,023,507	5,609,227	35,706,426	6,912,896

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**	The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2018.
***	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

At March 31, 2018, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.

	No Expiration
	Short Term	Long Term	Total
Short-Intermediate Bond Fund	$219,436	$1,185,923	$1,405,359
Income Fund	907,413	692,035	1,599,448
Nebraska Tax-Free Fund	32,733	293,846	326,579

SEMI-ANNUAL REPORT 2018

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2018, the Funds deferred losses to April 1, 2018 as follows:

Late Year Losses/Post-October Losses
Growth Opportunities Fund	$21,848
Small Company Fund	3,017,604

The Funds comply with FASB ASC Topic 740, “Income Taxes.” FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the year ended March 31, 2018. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

8. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Funds' financial statements and related disclosures. In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

9. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes.

SEMI-ANNUAL REPORT 2018

ADDITIONAL FUND INFORMATION

September 30, 2018 (Unaudited)

Proxy Voting Policy

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the SEC’s website at www.sec.gov.

Quarterly Holdings

The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018, through September 30, 2018.

Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SEMI-ANNUAL REPORT 2018

ADDITIONAL FUND INFORMATION

September 30, 2018 (Unaudited)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expense Paid During Period*	Expense Ratio During Period*	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period*	Expense Ratio During Period*
Short-Intermediate Bond Fund
Institutional Class	$1,000.00	$1,005.70	$3.87	0.77%	$1,000.00	$1,021.21	$3.90	0.77%
Institutional Plus Class	1,000.00	1,006.89	2.72	0.54	1,000.00	1,022.36	2.74	0.54
Income Fund
Institutional Class	$1,000.00	$998.07	$4.06	0.81%	$1,000.00	$1,021.01	$4.10	0.81%
Institutional Plus Class	1,000.00	999.00	3.16	0.63	1,000.00	1,021.91	3.19	0.63
Nebraska Tax-Free Fund
Institutional Plus Class	$1,000.00	$1,004.27	$2.26	0.45%	$1,000.00	$1,022.81	$2.28	0.45%
Balanced Fund
Institutional Class	$1,000.00	$1,070.60	$5.87	1.13%	$1,000.00	$1,019.40	$5.72	1.13%
Institutional Plus Class	1,000.00	1,071.30	4.88	0.94	1,000.00	1,020.36	4.76	0.94
Growth Opportunities Fund
Institutional Class	$1,000.00	$1,138.10	$5.95	1.11%	$1,000.00	$1,019.50	$5.62	1.11%
Institutional Plus Class	1,000.00	1,138.97	5.04	0.94	1,000.00	1,020.36	4.76	0.94
Small Company Fund
Institutional Class	$1,000.00	$1,107.75	$6.39	1.21%	$1,000.00	$1,019.00	$6.12	1.21%
Institutional Plus Class	1,000.00	1,108.98	5.23	0.99	1,000.00	1,020.10	5.01	0.99

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

SEMI-ANNUAL REPORT 2018

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2018 (Unaudited)

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements

On May 14, 2018, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May 3, 2010 (“Investment Advisory Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011 (“Investment Sub-Advisory Agreement”), between Tributary and First National Fund Advisers (“FNFA”) with respect to the Tributary Balanced Fund, Tributary Growth Opportunities Fund, Tributary Income Fund, Tributary Short-Intermediate Bond Fund and the Tributary Nebraska Tax-Free Fund (collectively, the “FNFA Funds”).

Tributary Capital Management, LLC

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment agreement with Tributary. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Investment Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Investment Advisory Agreement and noted the breadth and depth of experience presented, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent, and quality of Tributary’s advisory services. The Board also evaluated Tributary’s organizational structure and resources, noting that Tributary was a wholly-owned subsidiary of First National Bank of Omaha. The Board requested and evaluated Tributary’s current Form ADV. Based on Tributary’s income statement and statement of financial condition for the twelve-months ended December 31, 2017, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted the historic financial stability of FNB and its parent company as it relates to the operation of Tributary. After reviewing the foregoing information and further information in Tributary’s responses (e.g., Tributary’s overall business and clients, descriptions of Tributary’s trading and brokerage practices, coordination of certain intermediary agreements and certain revenue sharing arrangements, and its cyber security and disaster recovery plans), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under Tributary’s Investment Advisory Agreement. It was noted that the portfolio management team at Tributary currently managing the Small Company Fund would continue to manage the Small Company Fund. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds, and also considered the Small Company Fund’s performance as compared to its broad-based securities market indices, the Russell 2000 Index and the Russell 2000 Value Index. The Board noted that each Fund’s performance with respect to the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group.

The Board noted that the Small Company Fund’s Institutional Plus Class underperformed its Lipper peer group average during the most recent one-year period ended March 31, 2018, while the Small Company Fund outperformed its Lipper peer group average for the three-year and five-year periods ended March 31, 2018. The Board discussed with Tributary the reasons for the Small Company Fund’s underperformance during the most recent one-year period, noting that the Fund’s underperformance was largely due to strong preference in the market for growth stocks. Further, the Board noted that the Small Company Fund’s Institutional Plus Class underperformed its Morningstar peer group average for the one-year period ended March 31, 2018, and outperformed its Morningstar peer group average for the three-year and five-year periods ended March 31, 2018. The Board further considered that the Small Company Fund’s Institutional Plus Class underperformed the Russell 2000 Index during the one-year period ended March 31, 2018, while outperforming the Russell 2000 Index for the three-year and five-year periods ended March 31, 2018. Further, the Small Company Fund’s Institutional Plus Class outperformed the Russell 2000 Value Index during the one-year, three-year and five-year periods ended March 31, 2018. The Board also considered the Small Company Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies. Additionally, the Board noted that the performance data for the Balanced Fund, Growth Opportunities Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska Tax-Free Fund which Tributary advises will be next discussed during the review of FNFA, the sub-adviser to those Funds.

After reviewing and discussing the performance of the Funds further, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and Tributary was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary. The Board noted that the Funds’ advisory fees and expense ratios (Institutional Plus Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the advisory fees charged by Tributary to each of the Funds would remain the same, although Tributary proposed a reduction in the expense caps for both the Balanced Fund and the Income Fund effective August 1, 2018.

SEMI-ANNUAL REPORT 2018

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2018 (Unaudited)

The Board considered that the Small Company Fund’s advisory fee and total expense ratio are higher than the respective Lipper peer group averages. The Expense Waiver Agreement as currently in place, was reviewed and it is noted will be continued without change; this Agreement allows for overall expenses for Small Company Fund shareholders to remain competitive. The Board also considered advisory fees paid to Tributary for management of certain accounts with investment policies similar to that of the Small Company Fund. Based on the foregoing, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board did not consider break-points in advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including accessibility of the Funds’ investment strategy through other accounts managed by Tributary, as well as certain soft-dollar and research benefits. Tributary also serves as co-administrator to the Funds under a Co-Administration Agreement, pursuant to which Tributary receives a monthly fee from the Funds.

Legal Considerations.

The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Investment Advisory Agreement are fair and reasonable; and (b) that Tributary’s fees under the Investment Advisory Agreement are reasonable in light of the services that Tributary will provide to the Funds.

First National Fund Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNFA. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the FNFA Funds under the FNFA’s Investment Sub-Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by FNFA who would be providing services under the Investment Sub-Advisory Agreement and noted the breadth and depth of experience presented, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent and quality of FNFA’s advisory services, including its services as sub-adviser to Tributary on behalf of the FNFA Funds. The Board also evaluated FNFA’s organizational structure and resources, which the Board noted were consistent with those of Tributary. The Board requested and evaluated FNFA’s current Form ADV. Based on a profit and loss statement for First National Bank’s Wealth Management Group (of which FNFA is a department of) as of December 31, 2017, the Board concluded that FNFA would be sufficiently capitalized to satisfy its obligations to the FNFA Funds. The Board also noted the historical financial stability of FNB and its parent company as it relates to the operations of FNFA. After reviewing the foregoing information and further information in FNFA’s responses (e.g., descriptions of FNFA’s overall business and clients, its trading and brokerage practices, and its cyber security and disaster recovery plans), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNFA were satisfactory and adequate for the FNFA Funds.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue substantially unchanged under FNFA’s Investment Sub-Advisory Agreement. It was noted that the portfolio management teams at FNFA currently managing the FNFA Funds would continue to manage the FNFA Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds. The Board noted that each of the FNFA Funds’ performance for the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group.

Tributary Balanced Fund. The Board considered that the Balanced Fund’s Institutional Plus Class underperformed its Lipper peer group average during the one-year and three-year periods ended March 31, 2018, while the Fund outperformed its Lipper peer group average for the five-year period ended March 31, 2018. The Board considered that the Balanced Fund’s Institutional Plus Class outperformed its Morningstar peer group averages for the one-year and five-year periods ended March 31, 2018, but underperformed its Morningstar peer group average for the three-year period ended March 31, 2018.

Tributary Growth Opportunities Fund. The Board considered that the Growth Opportunities Fund’s Institutional Plus Class underperformed its Lipper and Morningstar peer group averages for the one-year, three-year and five-year periods ended March 31, 2018. The Board considered the reasons for the Fund’s underperformance during the past year, as stock selection in the information technology and financial sectors adversely impacted the Fund’s relative returns.

Tributary Income Fund. The Board considered that the Income Fund’s Institutional Plus Class underperformed its Lipper peer group average for the one-year, three-year and five-year periods ended March 31, 2018, while the Fund outperformed its Morningstar peer group average for each of these periods.

SEMI-ANNUAL REPORT 2018

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2018 (Unaudited)

Tributary Short-Intermediate Bond Fund. The Board considered that the Short-Intermediate Bond Fund’s Institutional Plus Class outperformed its Lipper and Morningstar peer group averages for the one-year, three-year and five-year periods ended March 31, 2018.

Tributary Nebraska Tax-Free Fund. The Board considered that the Nebraska Tax-Free Fund’s Institutional Plus Class outperformed its Lipper and Morningstar peer group averages for the one-year period ended March 31, 2018.

After reviewing and discussing the performance of the FNFA Funds further, FNFA’s portfolio managers’ experience managing the FNFA Funds, FNFA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed the rate of FNFA’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNFA. The Board noted the FNFA Fund’s advisory fees and expense ratios (Institutional Plus Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the fees charged by FNFA would remain the same and that Tributary – not the FNFA Funds – would pay the sub-advisory fees to FNFA.

Tributary Balanced Fund. The Board considered that the Balanced Fund’s advisory fee and total expense ratio with respect to its Institutional Plus Class are higher than its Lipper peer group averages.

Tributary Growth Opportunities Fund. The Board considered that the Growth Opportunities Fund’s advisory fee is slightly higher than its Lipper peer group average, but the Fund’s total expense ratio with respect to its Institutional Plus Class is lower than its Lipper peer group average.

Tributary Income Fund. The Board considered that the Income Fund’s advisory fee and total expense ratio with respect to its Institutional Plus Class are higher than its Lipper peer group averages.

Tributary Short-Intermediate Bond Fund. The Board considered that the Short-Intermediate Bond Fund’s advisory fee is lower than its Lipper peer group average, but that the total expense ratio with respect to the Institutional Plus Class is slightly higher than its Lipper peer group average.

Tributary Nebraska Tax-Free Fund. The Board considered that the Nebraska Tax-Free Fund’s advisory fee and total expense ratio are lower than its Lipper peer group averages.

The Expense Waiver Agreement as currently in place was reviewed and it is noted will be continued with the current expense caps, except that the expense cap for each of the Tributary Balanced Fund and the Tributary Income Fund are to be lowered to 0.85% and 0.60%, respectively, effective August 1, 2018. The Board considered that the Expense Waiver Agreement allows for overall expenses for Fund shareholders to remain competitive. Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNFA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNFA and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board did not consider break-points in sub-advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including soft dollar and research benefits.

Legal Considerations.

The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of FNFA’s Investment Sub-Advisory Agreement are fair and reasonable; and (b) that FNFA’s fees under the Investment Sub-Advisory Agreement are reasonable in light of the services that FNFA provided to the FNFA Funds.

TRIBUTARY FUNDS

Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor
Fort Collins, Colorado 80521

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104

Co-Administrators
Atlantic Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, Nebraska 68130

Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154

Compliance Services
Foreside Fund Officer Services, LLC
690 Taylor Road, Suite 210
Columbus, Ohio 43230

This report has been prepared for the general information of Tributary Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds' prospectus. The prospectus contains more complete information about Tributary Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information
call 1-800-662-4203

or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022

or go to:
www.tributaryfunds.com

or email:
ClientServices@tributarycapital.com

TF-SAR-0918

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Tributary Funds, Inc.

By           /s/ Karen Shaw
   Karen Shaw
   Treasurer

Date          November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By        /s/ Stephen C. Wade
Stephen C. Wade
President

Date     November 20, 2018

By           /s/ Karen Shaw
Karen Shaw
Treasurer

Date     November 20, 2018